UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2005

Item 1. Reports to Stockholders

Fidelity® Capital Appreciation Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	20	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	24	Notes to the financial statements.
Report of Independent	30
Registered Public
Accounting Firm
Trustees and Officers	31
Distributions	41
Board Approval of	42
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at http://www.sec.gov.
A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference Room in
Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at
http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we real ize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Capital Appreciation Fund	9.66%	3.23%	9.96%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Capital Appreciation Fund on October 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Harry Lange, Portfolio Manager of Fidelity® Capital Appreciation Fund for most of the period covered by this report. Fergus Shiel became manager of the fund on October 31, 2005.

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. However the markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a corresponding leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite® Index at 8.15% . The Dow Jones Industrial AverageSM rose 6.45% .

For the 12 months ending October 31, 2005, the fund returned 9.66%, beating the S&P 500® and the 9.11% return of the LipperSM Capital Appreciation Funds Average. Stock selection in health care, financials and industrials particularly helped the fund’s perfor mance. Genentech was the fund’s top contributor both in absolute terms and compared to the index. Progress in the development of a number of the company’s medications for cancer and rheumatoid arthritis enabled the stock to almost double during the period. Seagate Technology, a maker of hard disk drives, also made a strong contribution to absolute and relative performance, as demand for its products continued to grow in markets such as portable digital music players and television set top boxes. Both stocks were sold by period end. Conversely, the sector that detracted the most was information technology, where a substantial overweighting and poor stock picking in the semiconduc tors and semiconductor equipment group held back the fund’s results. For example, sluggish demand for microprocessors in the telecommunications and personal computer markets made chip maker Altera the fund’s largest detractor by both absolute and relative measures. Meanwhile, biotech holding Biogen Idec was hurt by the controversy surround ing its jointly developed multiple sclerosis medication, Tysabri, which was withdrawn from the market early in the period amid questions about its safety.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypotheti cal account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypotheti cal example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,107.30	$4.99
Hypothetical (5% return per
year before expenses)	$1,000.00	$1,020.47	$4.79

* Expenses are equal to the Fund’s annualized expense ratio of .94%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Google, Inc. Class A (sub. vtg.)	5.4	0.0
Symantec Corp.	3.5	2.2
Yahoo! Japan Corp.	3.4	2.0
Monster Worldwide, Inc.	3.1	1.7
Univision Communications, Inc. Class A	2.9	2.3
UnitedHealth Group, Inc.	2.6	2.1
Wal Mart Stores, Inc.	2.5	0.0
eBay, Inc.	2.3	0.2
Juniper Networks, Inc.	1.9	2.0
Exxon Mobil Corp.	1.9	3.6
	29.5
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	26.5	34.9
Consumer Discretionary	20.1	17.3
Energy	8.9	8.9
Health Care	8.3	13.3
Industrials	7.5	8.2

Annual Report 8

Investments October 31, 2005
Showing Percentage of Net Assets

Common Stocks 85.7%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 20.1%
Auto Components 0.2%
Johnson Controls, Inc.	43,400	$2,953
NOK Corp.	289,500	8,750
		11,703
Hotels, Restaurants & Leisure 3.0%
Ambassadors Group, Inc.	7,000	182
Las Vegas Sands Corp.	75,000	2,573
McDonald’s Corp.	982,675	31,053
Royal Caribbean Cruises Ltd.	299,200	12,399
Starbucks Corp. (a)(d)	4,510,400	127,554
Wynn Resorts Ltd. (a)(d)	733,900	34,258
		208,019
Household Durables – 3.5%
Beazer Homes USA, Inc. (d)	142,400	8,252
D.R. Horton, Inc.	424,140	13,017
Daito Trust Construction Co.	766,500	38,102
Garmin Ltd.	187,400	10,762
George Wimpey PLC	650,000	4,707
Harman International Industries, Inc.	517,900	51,717
KB Home	470,600	30,754
Lennar Corp. Class B	50,462	2,606
LG Electronics, Inc.	791,530	51,328
Sharp Corp.	954,000	13,136
Toll Brothers, Inc. (a)	500,000	18,455
		242,836
Internet & Catalog Retail 2.4%
eBay, Inc. (a)	4,125,000	163,350
Senshukai Co. Ltd.	547,000	5,883
		169,233
Leisure Equipment & Products – 0.3%
Mattel, Inc.	1,527,400	22,529
Media – 6.9%
Clear Channel Communications, Inc.	198,000	6,023
Getty Images, Inc. (a)	61,200	5,080
Grupo Televisa SA de CV (CPO) sponsored ADR	242,100	17,698
Lamar Advertising Co. Class A (a)	96,500	4,306
McGraw Hill Companies, Inc.	286,920	14,042
News Corp.:
Class A	165,430	2,357

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
News Corp.: – continued
Class B	925,400	$13,937
Playboy Enterprises, Inc.:
Class A (a)	25,000	323
Class B (non-vtg.) (a)	2,475,700	37,482
Time Warner, Inc. (d)	3,458,326	61,662
Univision Communications, Inc. Class A (a)	7,675,700	200,643
Walt Disney Co.	3,274,993	79,812
XM Satellite Radio Holdings, Inc. Class A (a)	1,322,400	38,125
		481,490
Multiline Retail – 0.7%
Family Dollar Stores, Inc.	1,362,400	30,164
Nordstrom, Inc.	65,100	2,256
Target Corp.	267,000	14,869
		47,289
Specialty Retail – 3.1%
Abercrombie & Fitch Co. Class A	250,000	12,998
AC Moore Arts & Crafts, Inc. (a)	50,000	688
American Eagle Outfitters, Inc.	500,000	11,775
Best Buy Co., Inc.	1,596,550	70,663
Charlotte Russe Holding, Inc. (a)	59,000	1,040
Chico’s FAS, Inc. (a)	763,000	30,169
DSW, Inc. Class A	76,600	1,595
Foot Locker, Inc.	372,300	7,238
Gymboree Corp. (a)	297,200	5,260
USS Co. Ltd.	286,260	19,733
Wet Seal, Inc. Class A (a)	80,000	414
Yamada Denki Co. Ltd.	629,200	55,416
		216,989
Textiles, Apparel & Luxury Goods – 0.0%
Polo Ralph Lauren Corp. Class A	51,700	2,544

TOTAL CONSUMER DISCRETIONARY		1,402,632

CONSUMER STAPLES 2.9%
Food & Staples Retailing – 2.5%
Wal-Mart Stores, Inc.	3,650,200	172,691

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products 0.3%
Archer-Daniels Midland Co.	620,000	$15,109
McCormick & Co., Inc. (non-vtg.)	216,400	6,555
		21,664
Tobacco 0.1%
UST, Inc.	200,000	8,278

TOTAL CONSUMER STAPLES		202,633

ENERGY 8.9%
Energy Equipment & Services – 2.4%
Baker Hughes, Inc.	356,500	19,593
BJ Services Co.	1,970,700	68,482
GlobalSantaFe Corp.	128,200	5,711
Grant Prideco, Inc. (a)	405,000	15,750
Halliburton Co.	385,600	22,789
Pride International, Inc. (a)	674,300	18,928
Schlumberger Ltd. (NY Shares)	102,100	9,268
Transocean, Inc. (a)	78,896	4,536
		165,057
Oil, Gas & Consumable Fuels – 6.5%
Amerada Hess Corp.	100,900	12,623
Arch Coal, Inc.	834,000	64,276
Cameco Corp.	300,000	14,426
Chesapeake Energy Corp.	105,100	3,374
Cross Timbers Royalty Trust	1,380	72
Exxon Mobil Corp.	2,313,500	129,880
Massey Energy Co.	749,400	30,028
Peabody Energy Corp.	696,900	54,470
Pogo Producing Co.	897,300	45,314
Range Resources Corp.	178,300	6,364
Teekay Shipping Corp.	388,600	15,326
Valero Energy Corp.	754,000	79,351
		455,504

TOTAL ENERGY		620,561

FINANCIALS – 6.7%
Capital Markets 2.4%
3i Group PLC	452,463	6,072

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Capital Markets continued
Ameritrade Holding Corp. (a)	75,917	$1,597
Apollo Investment Corp.	1,740,010	32,503
E*TRADE Financial Corp. (a)	1,947,500	36,126
JAFCO Co. Ltd.	130,000	7,836
Nomura Holdings, Inc.	5,121,300	79,329
		163,463
Commercial Banks – 3.8%
Mitsubishi UFJ Financial Group, Inc.	9,157	116,202
Mizuho Financial Group, Inc.	13,365	89,354
Sumitomo Mitsui Financial Group, Inc.	6,681	61,909
		267,465
Consumer Finance – 0.0%
First Cash Financial Services, Inc. (a)	35,600	934
Diversified Financial Services – 0.0%
Chardan China Acquisition Corp. (a)	31,300	276
Insurance – 0.2%
Millea Holdings, Inc.	770	14,009
Real Estate 0.2%
Equity Residential (SBI)	162,800	6,390
New York Mortgage Trust, Inc. (e)	1,322,600	7,975
		14,365
Thrifts & Mortgage Finance – 0.1%
Countrywide Financial Corp.	91,662	2,912
Golden West Financial Corp., Delaware	81,500	4,786
		7,698

TOTAL FINANCIALS		468,210

HEALTH CARE – 8.3%
Biotechnology – 2.0%
Amgen, Inc. (a)	393,786	29,833
Biogen Idec, Inc. (a)	1,776,500	72,179
Charles River Laboratories International, Inc. (a)	721,500	31,573
Martek Biosciences (a)	113,500	3,504
		137,089
Health Care Equipment & Supplies – 1.0%
Cytyc Corp. (a)	238,400	6,043
Greatbatch, Inc. (a)	513,900	13,392

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
INAMED Corp. (a)	88,200	$6,271
Kinetic Concepts, Inc. (a)	59,000	2,118
Medtronic, Inc.	599,600	33,973
Thermo Electron Corp. (a)	312,000	9,419
		71,216
Health Care Providers & Services – 4.4%
Acibadem Saglik Hizmetleri AS	242	2
American Retirement Corp. (a)	50,000	956
Caremark Rx, Inc. (a)	734,000	38,462
Express Scripts, Inc. (a)	462,300	34,862
Medco Health Solutions, Inc. (a)	734,000	41,471
UnitedHealth Group, Inc.	3,134,700	181,468
VCA Antech, Inc. (a)	270,000	6,966
		304,187
Pharmaceuticals – 0.9%
Allergan, Inc.	123,600	11,037
Barr Pharmaceuticals, Inc. (a)	929,700	53,411
		64,448

TOTAL HEALTH CARE		576,940

INDUSTRIALS – 7.5%
Aerospace & Defense – 0.1%
Rockwell Collins, Inc.	72,800	3,336
Air Freight & Logistics – 1.2%
C.H. Robinson Worldwide, Inc.	461,200	16,262
FedEx Corp.	382,750	35,186
United Parcel Service, Inc. Class B	405,600	29,584
		81,032
Airlines – 0.0%
US Airways Group, Inc. (a)	13,400	331
Commercial Services & Supplies – 3.6%
Adecco SA sponsored ADR	269,000	2,873
Cintas Corp.	221,682	8,994
Hudson Highland Group, Inc. (a)	31,500	754
Monster Worldwide, Inc. (a)(e)	6,645,600	218,042
Waste Management, Inc.	792,800	23,396
		254,059

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Electrical Equipment – 0.2%
American Power Conversion Corp.	475,900	$10,180
Energy Conversion Devices, Inc. (a)	89,366	2,765
		12,945
Machinery – 0.7%
Caterpillar, Inc.	833,960	43,858
Pentair, Inc.	135,300	4,396
		48,254
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	160,100	9,936
Landstar System, Inc.	60,000	2,311
Norfolk Southern Corp.	1,272,450	51,152
		63,399
Trading Companies & Distributors – 0.8%
Finning International, Inc.	1,573,300	51,395
WESCO International, Inc. (a)	145,302	5,776
		57,171

TOTAL INDUSTRIALS		520,527

INFORMATION TECHNOLOGY – 26.5%
Communications Equipment – 5.1%
Belden CDT, Inc.	319,000	6,358
Cisco Systems, Inc. (a)	1,259,500	21,978
Comverse Technology, Inc. (a)	322,900	8,105
Juniper Networks, Inc. (a)	5,631,200	131,376
Motorola, Inc.	4,052,200	89,797
QUALCOMM, Inc.	2,347,800	93,349
		350,963
Computers & Peripherals – 0.8%
Apple Computer, Inc. (a)	929,600	53,536
Dot Hill Systems Corp. (a)	130,000	901
Hutchinson Technology, Inc. (a)	113,505	2,815
		57,252
Electronic Equipment & Instruments – 1.4%
Flextronics International Ltd. (a)	3,333,600	30,969
Molex, Inc.	585,044	14,807
Nichicon Corp.	923,300	11,914
Solectron Corp. (a)	456,300	1,611

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Tech Data Corp. (a)	464,000	$16,073
Vishay Intertechnology, Inc. (a)	1,759,100	19,948
		95,322
Internet Software & Services – 10.4%
Google, Inc. Class A (sub. vtg.) (a)	1,006,177	374,437
Homestore, Inc. (a)	4,722,307	17,142
Yahoo! Japan Corp	110,673	117,889
Yahoo! Japan Corp. New	110,673	119,806
Yahoo!, Inc. (a)	2,624,780	97,038
		726,312
IT Services – 0.7%
Accenture Ltd. Class A	683,300	17,978
DST Systems, Inc. (a)	187,100	10,500
Infosys Technologies Ltd. sponsored ADR	276,200	18,782
Pegasus Solutions, Inc. (a)	222,804	1,889
		49,149
Semiconductors & Semiconductor Equipment – 4.4%
Advanced Micro Devices, Inc. (a)	1,300,000	30,186
Altera Corp. (a)	2,730,400	45,461
Analog Devices, Inc.	849,100	29,532
ASML Holding NV (NY Shares) (a)	3,700	63
Freescale Semiconductor, Inc. Class B (a)	50,216	1,199
Ikanos Communications, Inc.	25,111	396
Integrated Device Technology, Inc. (a)	300,000	2,964
Intersil Corp. Class A	689,031	15,682
Microchip Technology, Inc.	264,400	7,977
Samsung Electronics Co. Ltd.	171,020	90,424
Silicon Laboratories, Inc. (a)	274,800	8,840
Texas Instruments, Inc.	2,516,400	71,843
Xilinx, Inc.	132,800	3,181
		307,748
Software 3.7%
Autodesk, Inc. (a)	167,500	7,559
Nippon System Development Co. Ltd.	109,800	3,176
Symantec Corp. (a)	10,310,725	245,911
		256,646

TOTAL INFORMATION TECHNOLOGY		1,843,392

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 2.5%
Chemicals – 1.8%
Airgas, Inc.	792,900	$22,415
Lyondell Chemical Co.	1,316,500	35,282
Monsanto Co.	937,700	59,084
Praxair, Inc.	90,200	4,457
		121,238
Containers & Packaging – 0.0%
Sealed Air Corp. (a)	23,900	1,202
Metals & Mining – 0.7%
Alcoa, Inc.	534,000	12,971
Allegheny Technologies, Inc.	200,000	5,742
Nucor Corp. (d)	351,500	21,037
Phelps Dodge Corp.	95,400	11,493
		51,243

TOTAL MATERIALS		173,683

TELECOMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 0.1%
Qwest Communications International, Inc. (a)	1,152,000	5,023
Wireless Telecommunication Services – 2.1%
Alamosa Holdings, Inc. (a)	1,668,000	24,686
American Tower Corp. Class A (a)	2,504,800	59,739
Dobson Communications Corp. Class A (a)	683,000	4,979
Sprint Nextel Corp.	2,609,300	60,823
		150,227

TOTAL TELECOMMUNICATION SERVICES		155,250

UTILITIES – 0.1%
Gas Utilities 0.1%
Equitable Resources, Inc.	163,000	6,300
TOTAL COMMON STOCKS
(Cost $5,480,544)		5,970,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(g)	15,100	$0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $227)		0
Convertible Bonds 0.0%
	Principal
	Amount (000s)

CONSUMER DISCRETIONARY – 0.0%
Media – 0.0%
Playboy Enterprises, Inc. 3% 3/15/25 (f)	$3,545	3,781
TOTAL CONVERTIBLE BONDS
(Cost $3,545)		3,781
Money Market Funds 3.2%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	151,300,998	151,301
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	72,629,800	72,630
TOTAL MONEY MARKET FUNDS
(Cost $223,931)		223,931
TOTAL INVESTMENT PORTFOLIO 88.9%
(Cost $5,708,247)		6,197,840

NET OTHER ASSETS 11.1%		771,751
NET ASSETS 100%		$6,969,591

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
(000s)
Purchased
Equity Index Contracts
2,600 S&P 500 Index Contracts	Dec. 2005	$786,370	$(1,508)

The face value of futures purchased as a percentage of net assets – 11.3%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $3,781,000 or
0.1% of net assets.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$260

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.5%
Japan	11.1%
Korea (South)	2.0%
Others (individually less than 1%) .	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,
Affiliate	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Monster Worldwide, Inc. .	$ 65,194	$ 127,515	$	$	$ 218,042
New York Mortgage Trust,
Inc.	11,865		55	1,265	7,975
Teradyne, Inc	137,915	70,271	188,300	—	—
Total	$ 214,974	$ 197,786	$188,355	$ 1,265	$ 226,017

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $72,299) (cost $5,708,247) See
accompanying schedule		$6,197,840
Foreign currency held at value (cost $7)		7
Receivable for investments sold		2,850,062
Receivable for fund shares sold		10,409
Dividends receivable		2,075
Interest receivable		501
Other affiliated receivables		26
Other receivables		1,097
Total assets		9,062,017

Liabilities
Payable for investments purchased	$2,000,649
Payable for fund shares redeemed	11,884
Accrued management fee	4,046
Payable for daily variation on futures contracts	1,508
Other affiliated payables	1,443
Other payables and accrued expenses	266
Collateral on securities loaned, at value	72,630
Total liabilities		2,092,426

Net Assets		$6,969,591
Net Assets consist of:
Paid in capital		$5,816,356
Accumulated net investment loss		(89)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		665,227
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		488,097
Net Assets, for 265,824 shares outstanding		$6,969,591
Net Asset Value, offering price and redemption price per
share ($6,969,591 ÷ 265,824 shares)		$26.22

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Dividends (including $1,265 received from affiliated
issuers)		$42,907
Special Dividends		8,828
Interest		3,384
Security lending		717
Total income		55,836

Expenses
Management fee
Basic fee	$37,393
Performance adjustment	7,919
Transfer agent fees	14,250
Accounting and security lending fees	1,123
Independent trustees’ compensation	31
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	330
Registration fees	264
Audit	95
Legal	21
Miscellaneous	105
Total expenses before reductions	61,540
Expense reductions	(2,384)	59,156

Net investment income (loss)		(3,320)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of
$(51,819) from affiliated issuers)	683,231
Foreign currency transactions	(1,221)
Total net realized gain (loss)		682,010
Change in net unrealized appreciation (depreciation) on:
Investment securities	(101,802)
Assets and liabilities in foreign currencies	(41)
Futures contracts	(1,508)
Total change in net unrealized appreciation
(depreciation)		(103,351)
Net gain (loss)		578,659
Net increase (decrease) in net assets resulting from
operations		$575,339

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,320)	$(6,099)
Net realized gain (loss)	682,010	365,269
Change in net unrealized appreciation (depreciation)	(103,351)	(102,741)
Net increase (decrease) in net assets resulting
from operations	575,339	256,429
Distributions to shareholders from net investment income	(2,359)	(1,746)
Distributions to shareholders from net realized gain	(285,485)	(3,492)
Total distributions	(287,844)	(5,238)
Share transactions
Proceeds from sales of shares	2,301,286	3,593,121
Reinvestment of distributions	276,903	5,025
Cost of shares redeemed	(1,757,319)	(1,930,667)
Net increase (decrease) in net assets resulting from
share transactions	820,870	1,667,479
Total increase (decrease) in net assets	1,108,365	1,918,670

Net Assets
Beginning of period	5,861,226	3,942,556
End of period (including accumulated net investment
loss of $89 and accumulated net investment loss of
$2,662, respectively)	$6,969,591	$5,861,226

Other Information
Shares
Sold	89,960	145,868
Issued in reinvestment of distributions	10,812	215
Redeemed	(68,970)	(79,601)
Net increase (decrease)	31,802	66,482

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Financial Highlights
Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 25.05	$ 23.53	$ 16.28	$ 18.57	$ 25.82
Income from Investment
Operations
Net investment
income (loss)C	(.01)D	(.03)	(.06)	(.07)	.04
Net realized and un
realized gain (loss)	2.40	1.58	7.31	(2.22)	(5.01)
Total from investment
operations	2.39	1.55	7.25	(2.29)	(4.97)
Distributions from net
investment income	(.01)	(.01)	—	—	(.15)
Distributions from net
realized gain	(1.21)	(.02)	—	—	(2.13)
Total distributions	(1.22)	(.03)	—	—	(2.28)
Net asset value, end of
period	$ 26.22	$ 25.05	$ 23.53	$ 16.28	$ 18.57
Total ReturnA,B	9.66%	6.60%	44.53%	(12.33)%	(20.86)%
Ratios to Average Net AssetsE
Expenses before ex-
pense reductions	94%	.94%	.91%	1.07%	.94%
Expenses net of
voluntary waivers,
if any	94%	.94%	.91%	1.07%	.94%
Expenses net of all
reductions	90%	.91%	.88%	1.03%	.91%
Net investment
income (loss)	(.05)%D	(.12)%	(.31)%	(.35)%	.17%
Supplemental Data
Net assets, end of
period (in millions)	$ 6,970	$ 5,861	$ 3,943	$ 1,705	$ 2,118
Portfolio turnover rate	109%	72%	54%	80%	120%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Total returns do not include the effect of the former contingent deferred sales charge.
C Calculated based on average shares outstanding during the period.
D Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been (.19)%.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Capital Appreciation Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of

Annual Report

24

1. Significant Accounting Policies continued Security Valuation - continued

securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, passive foreign investment companies (PFIC), deferred trustees compensation, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$656,694
Unrealized depreciation	(178,013)
Net unrealized appreciation (depreciation)	478,681
Undistributed ordinary income	5,643
Undistributed long term capital gain	649,725

Cost for federal income tax purposes	$5,719,159

The tax character of distributions paid was as follows:

	October 31, 2005	October 31, 2004
Ordinary Income	$2,359	$1,724
Long term Capital Gains	285,485	3,514
Total	$287,844	$5,238

Annual Report 26

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $6,884,188 and $6,993,324, respectively.

27 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .69% of the fund’s average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased prior to October 12, 1990, were subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $81 on redemption of shares of the fund. Effective July 1, 2005, the deferred sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,717 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $143 for the period.

Annual Report

28

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $2,251 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $132, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

29 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Capital Appreciation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital Appreciation Fund (a fund of Fidelity Capital Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereaf ter referred to as “financial statements”) are the responsibility of the Fidelity Capital Appreciation Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 13, 2005

Annual Report

30

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity In vestments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Capital Appreciation

(2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity En terprise Operations and Risk Services (2004 2005), Chief Administra tive Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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34

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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36

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his re tirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Capital Appreciation. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High In come Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Capital Appreciation. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Capital Appreciation. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Capi tal Appreciation. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Capital Appreciation. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Capital Appreciation. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Com pany, Inc. (1998 2002).

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38

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Capital Appreciation. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Capital Appreciation. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Capital Appreciation. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Tem pleton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Capital Appreciation. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital Appreciation. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

39 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Capital Appreciation. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Capital Appreciation. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Capital Appreciation. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital Appreciation. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Ryan served as Vice Pres ident of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Capital Appreciation. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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40

Distributions

The Board of Trustees of Capital Appreciation Fund voted to pay on December 12, 2005, to shareholders of record at the opening of business on December 09, 2005, a distribution of $2.46 per share derived from capital gains realized from sales of port folio securities.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended October 31, 2005, $650,503,000 or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended October 31, 2004, $284,706,000 or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital Appreciation Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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42

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and five year periods and the first quartile for the three year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

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The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Annual Report

48

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

49 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 50

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

51 Annual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 52

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

53 Annual Report

53

Annual Report

54

55 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

CAF UANN-1205 1.784775.102

Fidelity® Disciplined Equity Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	22	Notes to the financial statements.
Report of Independent	28
Registered Public
Accounting Firm
Trustees and Officers	29
Distributions	39
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that per mit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Disciplined Equity Fund	14.92%	0.12%	8.84%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Disciplined Equity Fund on October 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Steve Snider, Portfolio Manager of Fidelity® Disciplined Equity Fund

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. However, the markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a corresponding leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite® Index at 8.15% . The Dow Jones Industrial AverageSM rose 6.45% .

For the 12 month period that ended October 31, 2005, the fund gained 14.92%, topping the S&P 500® and the LipperSM Growth Funds Average, which rose 10.58% . Good security selection was critical to the fund’s success versus the index, with the strongest gains coming from the technology, health care, financial and industrial sectors. Apple Computer, Internet search giant Google and oil refiner Valero Energy were among the largest contrib utors for the one year period, as their businesses remained strong and investors continued to reward the stocks. Other positive investments were copper producer Phelps Dodge, which benefited from increased global copper demand, and insurance company Prudential Financial, which reported solid earnings growth, especially from its international business. In contrast, homebuilder Toll Brothers was the largest detractor from performance relative to the index. While our investment process indicated that the company had attractive valuations and prospects, the stock declined as mortgage rates rose and fears spread of a “housing bubble,” which shook homebuilding stocks. Two large financial companies, Goldman Sachs and Bank of America, also were a drag on the fund’s relative return.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,084.00	$4.57
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.82	$4.43

* Expenses are equal to the Fund’s annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Exxon Mobil Corp.	3.3	3.8
Prudential Financial, Inc.	2.4	0.6
MetLife, Inc.	2.4	0.2
Apple Computer, Inc.	2.3	1.9
Intel Corp.	2.2	2.5
Bank of America Corp.	2.1	2.1
International Business Machines Corp.	2.0	0.4
Johnson & Johnson	2.0	2.4
Texas Instruments, Inc.	1.9	0.0
Chevron Corp.	1.9	1.7
	22.5
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	21.5	20.2
Information Technology	16.8	16.3
Health Care	13.2	13.1
Energy	11.0	10.3
Industrials	10.6	10.8

Annual Report 8

Investments October 31, 2005
Showing Percentage of Net Assets
Common Stocks 98.1%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co. (a)(d)	700,000	$10,948
Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	280,000	9,078
Hilton Hotels Corp.	550,000	10,698
Jack in the Box, Inc. (a)	100,000	2,970
McDonald’s Corp.	1,075,000	33,970
		56,716
Household Durables – 2.6%
Black & Decker Corp.	150,000	12,320
D.R. Horton, Inc.	760,100	23,327
Lennar Corp. Class A	754,900	41,957
Meritage Homes Corp. (a)	78,000	4,857
Standard Pacific Corp.	300,000	11,574
Toll Brothers, Inc. (a)	1,544,400	57,004
		151,039
Media – 1.8%
Comcast Corp. Class A (a)(d)	2,400,000	66,792
Getty Images, Inc. (a)	40,000	3,320
McGraw Hill Companies, Inc.	175,000	8,565
Time Warner, Inc.	928,900	16,562
Viacom, Inc. Class B (non-vtg.)	273,800	8,480
		103,719
Multiline Retail – 0.8%
JCPenney Co., Inc.	350,000	17,920
Nordstrom, Inc.	500,000	17,325
Target Corp.	225,000	12,530
		47,775
Specialty Retail – 2.0%
American Eagle Outfitters, Inc.	581,600	13,697
Home Depot, Inc.	1,533,600	62,939
Lowe’s Companies, Inc.	263,000	15,983
Payless ShoeSource, Inc. (a)	100,000	1,837
Sports Authority, Inc. (a)	186,900	5,203
Tiffany & Co., Inc.	220,000	8,668
Urban Outfitters, Inc. (a)	300,000	8,499
		116,826
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc. (a)	694,600	22,352

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Phillips Van Heusen Corp.	115,000	$3,272
Timberland Co. Class A (a)	170,000	4,786
VF Corp.	75,000	3,919
		34,329

TOTAL CONSUMER DISCRETIONARY		521,352

CONSUMER STAPLES 7.9%
Beverages – 2.4%
Pepsi Bottling Group, Inc.	250,000	7,108
PepsiCo, Inc.	1,490,000	88,029
The Coca-Cola Co.	1,045,300	44,718
		139,855
Food & Staples Retailing – 2.5%
BJ’s Wholesale Club, Inc. (a)	207,800	5,918
CVS Corp.	1,423,700	34,753
Kroger Co. (a)	1,500,000	29,850
Longs Drug Stores Corp.	300,000	12,513
Performance Food Group Co. (a)	190,000	5,242
Wal-Mart Stores, Inc.	632,500	29,924
Whole Foods Market, Inc.	200,000	28,826
		147,026
Food Products 1.8%
Archer-Daniels Midland Co.	3,100,000	75,547
Dean Foods Co. (a)	430,000	15,545
Hershey Co.	127,100	7,223
Pilgrims Pride Corp. Class B	189,000	5,950
		104,265
Household Products – 0.8%
Church & Dwight Co., Inc.	120,000	4,206
Energizer Holdings, Inc. (a)	75,000	3,787
Procter & Gamble Co.	649,200	36,349
		44,342
Tobacco 0.4%
Altria Group, Inc.	350,000	26,268

TOTAL CONSUMER STAPLES		461,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY 11.0%
Energy Equipment & Services – 0.7%
Baker Hughes, Inc.	720,700	$39,610
Lone Star Technologies, Inc. (a)	76,800	3,514
		43,124
Oil, Gas & Consumable Fuels – 10.3%
Amerada Hess Corp.	84,700	10,596
Apache Corp.	462,500	29,521
Burlington Resources, Inc.	620,000	44,776
Chevron Corp.	1,946,004	111,058
ConocoPhillips	1,250,000	81,725
Exxon Mobil Corp.	3,461,900	194,339
Murphy Oil Corp.	300,000	14,055
Occidental Petroleum Corp.	250,000	19,720
Overseas Shipholding Group, Inc.	164,600	7,835
Sunoco, Inc.	250,000	18,625
Valero Energy Corp.	650,000	68,406
		600,656

TOTAL ENERGY		643,780

FINANCIALS – 21.5%
Capital Markets 6.9%
Bear Stearns Companies, Inc.	259,100	27,413
Franklin Resources, Inc.	284,900	25,177
Goldman Sachs Group, Inc.	750,000	94,778
Legg Mason, Inc.	260,000	27,901
Lehman Brothers Holdings, Inc.	531,900	63,652
Merrill Lynch & Co., Inc.	903,400	58,486
Morgan Stanley	1,975,700	107,498
		404,905
Commercial Banks – 4.1%
Bank of America Corp.	2,868,300	125,459
Center Financial Corp., California	96,500	2,445
Comerica, Inc.	100,000	5,778
KeyCorp	200,000	6,448
SunTrust Banks, Inc.	120,000	8,698
Taylor Capital Group, Inc.	16,300	671
U.S. Bancorp, Delaware	1,089,800	32,236

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
UnionBanCal Corp.	65,600	$4,492
Wachovia Corp.	1,003,500	50,697
		236,924
Consumer Finance – 0.1%
AmeriCredit Corp. (a)	175,000	3,911
Diversified Financial Services – 1.0%
CIT Group, Inc.	250,000	11,433
Citigroup, Inc.	517,300	23,682
Moody’s Corp.	237,600	12,655
Principal Financial Group, Inc.	257,800	12,795
		60,565
Insurance – 8.3%
Allmerica Financial Corp. (a)	105,700	4,027
American International Group, Inc.	1,360,000	88,128
Assurant, Inc.	300,000	11,460
First American Corp., California	100,000	4,382
Hartford Financial Services Group, Inc.	525,500	41,909
MetLife, Inc.	2,832,900	139,974
Prudential Financial, Inc.	1,945,900	141,642
The Chubb Corp.	275,000	25,567
The St. Paul Travelers Companies, Inc.	590,000	26,568
		483,657
Real Estate 0.2%
CB Richard Ellis Group, Inc. Class A (a)	230,000	11,236
Thrifts & Mortgage Finance – 0.9%
Golden West Financial Corp., Delaware	260,600	15,305
IndyMac Bancorp, Inc.	160,000	5,973
Washington Mutual, Inc.	852,084	33,743
		55,021

TOTAL FINANCIALS		1,256,219

HEALTH CARE – 13.2%
Biotechnology – 2.4%
Amgen, Inc. (a)	1,200,000	90,912
Genentech, Inc. (a)	485,000	43,941
Invitrogen Corp. (a)	140,000	8,903
		143,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – 0.2%
Bausch & Lomb, Inc.	150,000	$11,129
Health Care Providers & Services – 6.7%
Aetna, Inc.	1,137,300	100,719
Amedisys, Inc. (a)	127,900	4,887
CIGNA Corp.	475,000	55,038
Community Health Systems, Inc. (a)	103,100	3,826
Coventry Health Care, Inc. (a)	511,500	27,616
Humana, Inc. (a)	320,200	14,214
McKesson Corp.	330,000	14,992
PacifiCare Health Systems, Inc. (a)	200,000	16,472
Sierra Health Services, Inc. (a)	50,000	3,750
UnitedHealth Group, Inc.	1,344,600	77,839
WellPoint, Inc. (a)	956,000	71,394
		390,747
Pharmaceuticals – 3.9%
Johnson & Johnson	1,822,900	114,150
Merck & Co., Inc.	686,600	19,376
Pfizer, Inc.	1,683,200	36,593
Wyeth	1,300,000	57,928
		228,047

TOTAL HEALTH CARE		773,679

INDUSTRIALS – 10.6%
Aerospace & Defense – 2.8%
General Dynamics Corp.	180,000	20,934
Honeywell International, Inc.	400,000	13,680
Northrop Grumman Corp.	391,800	21,020
Precision Castparts Corp.	240,000	11,366
Raytheon Co.	386,700	14,289
Rockwell Collins, Inc.	139,600	6,396
The Boeing Co.	818,300	52,895
United Technologies Corp.	425,000	21,794
		162,374
Air Freight & Logistics – 0.5%
United Parcel Service, Inc. Class B	400,000	29,176
Commercial Services & Supplies – 0.4%
FTI Consulting, Inc. (a)	378,900	10,370

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Labor Ready, Inc. (a)	380,500	$8,885
R.R. Donnelley & Sons Co.	100,000	3,502
		22,757
Construction & Engineering – 0.2%
McDermott International, Inc. (a)	300,000	10,899
Washington Group International, Inc. (a)	75,000	3,728
		14,627
Industrial Conglomerates – 1.9%
General Electric Co.	3,267,100	110,787
Machinery – 2.2%
Caterpillar, Inc.	700,000	36,813
Columbus McKinnon Corp. (NY Shares) (a)	93,200	2,127
Cummins, Inc.	80,000	6,830
Illinois Tool Works, Inc.	400,000	33,904
Ingersoll-Rand Co. Ltd. Class A	785,200	29,673
JLG Industries, Inc.	200,000	7,672
PACCAR, Inc.	225,000	15,755
		132,774
Road & Rail 2.5%
Burlington Northern Santa Fe Corp.	490,800	30,459
CNF, Inc.	64,100	3,607
CSX Corp.	2,060,800	94,405
Norfolk Southern Corp.	422,000	16,964
		145,435
Trading Companies & Distributors – 0.1%
WESCO International, Inc. (a)	108,600	4,317

TOTAL INDUSTRIALS		622,247

INFORMATION TECHNOLOGY – 16.8%
Communications Equipment – 1.9%
Comtech Telecommunications Corp. (a)	546,500	20,964
Corning, Inc. (a)	800,000	16,072
Harris Corp.	540,000	22,194
Motorola, Inc.	2,478,200	54,917
		114,147
Computers & Peripherals – 6.3%
Apple Computer, Inc. (a)	2,369,400	136,454

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Dell, Inc. (a)	572,200	$18,242
Emulex Corp. (a)	200,000	3,702
Hewlett-Packard Co.	2,500,000	70,100
International Business Machines Corp.	1,450,000	118,726
Komag, Inc. (a)	300,000	8,046
NCR Corp. (a)	500,000	15,110
		370,380
Electronic Equipment & Instruments – 0.1%
Ingram Micro, Inc. Class A (a)	219,500	3,973
Internet Software & Services – 1.2%
Google, Inc. Class A (sub. vtg.) (a)	190,000	70,707
Semiconductors & Semiconductor Equipment – 5.0%
Intel Corp.	5,519,100	129,699
National Semiconductor Corp.	922,800	20,883
NVIDIA Corp. (a)	800,000	26,840
Texas Instruments, Inc. (d)	3,936,000	112,373
		289,795
Software 2.3%
McAfee, Inc. (a)	900,000	27,027
Microsoft Corp.	1,837,900	47,234
Oracle Corp. (a)	4,545,500	57,637
		131,898

TOTAL INFORMATION TECHNOLOGY		980,900

MATERIALS 2.3%
Chemicals – 0.1%
FMC Corp. (a)	56,600	3,081
Metals & Mining – 2.2%
Carpenter Technology Corp.	53,700	3,238
Nucor Corp.	725,400	43,415
Phelps Dodge Corp.	537,200	64,716
Quanex Corp.	140,000	8,107
Reliance Steel & Aluminum Co.	160,000	9,123
		128,599

TOTAL MATERIALS		131,680

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 2.6%
Diversified Telecommunication Services – 1.1%
AT&T Corp.	900,000	$17,802
CenturyTel, Inc.	650,000	21,275
SBC Communications, Inc.	1,009,600	24,079
		63,156
Wireless Telecommunication Services – 1.5%
Sprint Nextel Corp.	3,815,000	88,928

TOTAL TELECOMMUNICATION SERVICES		152,084

UTILITIES – 3.3%
Electric Utilities – 0.9%
Edison International	369,400	16,165
Exelon Corp.	390,000	20,292
FirstEnergy Corp.	125,000	5,938
PPL Corp.	300,000	9,402
		51,797
Independent Power Producers & Energy Traders – 2.0%
AES Corp. (a)	754,500	11,989
Duke Energy Corp.	716,300	18,968
TXU Corp.	856,100	86,252
		117,209
Multi-Utilities – 0.4%
PG&E Corp.	130,000	4,729
Sempra Energy	372,800	16,515
		21,244

TOTAL UTILITIES		190,250

TOTAL COMMON STOCKS
(Cost $4,932,143)		5,733,947

U.S. Treasury Obligations 0.0%
	Principal
	Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.47% 12/8/05 (e)
(Cost $2,491)	$2,500	2,491

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Money Market Funds 2.5%
		Shares	Value (Note 1)
			(000s)
Fidelity Cash Central Fund, 3.92% (b)		118,461,872	$118,462
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)		26,266,250	26,266
TOTAL MONEY MARKET FUNDS
(Cost $144,728)			144,728

TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $5,079,362)			5,881,166

NET OTHER ASSETS – (0.6)%			(36,257)
NET ASSETS 100%			$5,844,909

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value (000s)	(Depreciation)
			(000s)
Purchased
Equity Index Contracts
150 S&P 500 Index Contracts	Dec. 2005	$45,368	$(1,199)

The face value of futures purchased as a percentage of net assets – 0.8%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $2,491,000.

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $70,866,000 of which $47,095,000 and $23,771,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $26,032) (cost $5,079,362) See
accompanying schedule		$5,881,166
Receivable for investments sold		9,012
Receivable for fund shares sold		9,839
Dividends receivable		2,510
Interest receivable		375
Receivable for daily variation on futures contracts		379
Other affiliated receivables		32
Other receivables		251
Total assets		5,903,564

Liabilities
Payable for investments purchased	$25,613
Payable for fund shares redeemed	2,405
Accrued management fee	2,909
Other affiliated payables	1,302
Other payables and accrued expenses	160
Collateral on securities loaned, at value	26,266
Total liabilities		58,655

Net Assets		$5,844,909
Net Assets consist of:
Paid in capital		$5,097,018
Undistributed net investment income		22,960
Accumulated undistributed net realized gain (loss) on
investments		(75,674)
Net unrealized appreciation (depreciation) on
investments		800,605
Net Assets, for 218,850 shares outstanding		$5,844,909
Net Asset Value, offering price and redemption price per
share ($5,844,909 ÷ 218,850 shares)		$26.71

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Dividends		$71,250
Special Dividends		11,644
Interest		5,143
Security lending		156
Total income		88,193

Expenses
Management fee
Basic fee	$30,423
Performance adjustment	3,083
Transfer agent fees	12,361
Accounting and security lending fees	1,067
Independent trustees’ compensation	25
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	96
Registration fees	138
Audit	82
Legal	17
Miscellaneous	34
Total expenses before reductions	47,335
Expense reductions	(1,233)	46,102

Net investment income (loss)		42,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	445,059
Futures contracts	(4,803)
Total net realized gain (loss)		440,256
Change in net unrealized appreciation (depreciation) on:
Investment securities	216,551
Futures contracts	(1,199)
Total change in net unrealized appreciation
(depreciation)		215,352
Net gain (loss)		655,608
Net increase (decrease) in net assets resulting from
operations		$697,699

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,091	$21,448
Net realized gain (loss)	440,256	231,043
Change in net unrealized appreciation (depreciation) .	215,352	55,680
Net increase (decrease) in net assets resulting
from operations	697,699	308,171
Distributions to shareholders from net investment income .	(34,684)	(19,052)
Share transactions
Proceeds from sales of shares	1,140,712	806,831
Reinvestment of distributions	34,006	18,606
Cost of shares redeemed	(459,923)	(367,737)
Net increase (decrease) in net assets resulting from
share transactions	714,795	457,700
Total increase (decrease) in net assets	1,377,810	746,819

Net Assets
Beginning of period	4,467,099	3,720,280
End of period (including undistributed net investment
income of $22,960 and undistributed net investment
income of $15,553, respectively)	$5,844,909	$4,467,099

Other Information
Shares
Sold	44,473	35,241
Issued in reinvestment of distributions	1,371	853
Redeemed	(17,831)	(16,065)
Net increase (decrease)	28,013	20,029

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$23.41	$21.78	$18.41	$20.56	$31.14
Income from Investment
Operations
Net investment income (loss)B	20C	.12	.10	.03	.10
Net realized and unrealized
gain (loss)	3.28	1.62	3.30	(2.13)	(6.95)
Total from investment
operations	3.48	1.74	3.40	(2.10)	(6.85)
Distributions from net investment
income	(.18)	(.11)	(.03)	(.05)	(.16)
Distributions from net realized
gain	—	—	—	—	(3.57)
Total distributions	(.18)	(.11)	(.03)	(.05)	(3.73)
Net asset value,
end of period	$26.71	$23.41	$21.78	$18.41	$20.56
Total ReturnA	14.92%	8.03%	18.50%	(10.25)%	(24.70)%
Ratios to Average Net AssetsD
Expenses before expense
reductions	89%	.89%	.92%	1.01%	.85%
Expenses net of voluntary
waivers, if any	89%	.89%	.92%	1.01%	.85%
Expenses net of all reductions	87%	.88%	.90%	1.00%	.84%
Net investment income (loss)	79%C	.51%	.50%	.16%	.42%
Supplemental Data
Net assets, end of period
(in millions)	$5,845	$4,467	$3,720	$2,777	$2,792
Portfolio turnover rate	80%	42%	64%	68%	101%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
BG Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .57%.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Notes to Financial Statements For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Disciplined Equity Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report 22

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$1,014,777
Unrealized depreciation	(218,981)
Net unrealized appreciation (depreciation)	795,796
Undistributed ordinary income	22,882
Capital loss carryforward	(70,866)

Cost for federal income tax purposes	$5,085,370
The tax character of distributions paid was as follows:
	October 31, 2005	October 31, 2004
Ordinary Income	$34,684	$19,052

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption ”Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains

Annual Report

24

2. Operating Policies continued

Futures Contracts continued

(losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $4,885,511 and $4,144,282, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .63% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $5,495 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $56 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

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26

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,045 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $188.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom 2010 Fund, Fidelity Freedom 2020 Fund and Fidelity Freedom 2030 Fund were the owners of record of approximately 10%, 17% and 12%, respectively, of the total outstanding shares of the fund. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 53% of the total outstanding shares of the fund.

27 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Disciplined Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Disciplined Equity Fund (a fund of Fidelity Capital Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Disciplined Equity Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 7, 2005

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Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Disciplined Equity (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Opera tions and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

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30

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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32

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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34

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Disciplined Equity. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Steven J. Snider (45)

Year of Election or Appointment: 2000

Vice President of Disciplined Equity. Prior to assuming his current responsibilities, Mr. Snider managed a variety of Fidelity funds. Mr. Snider also serves as Vice President of FMR and FMR Co., Inc. (2002).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Disciplined Equity. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Man agement & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Disciplined Equity. Mr. Fross also serves as Assis tant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Disci plined Equity. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Disciplined Equity. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

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36

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Disciplined Equity. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Disciplined Equity. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Disciplined Equity. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Disciplined Equity. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Tem pleton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Disciplined Equity. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Disciplined Equity. Mr. Byrnes also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1988

Assistant Treasurer of Disciplined Equity. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Disciplined Equity. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Disciplined Equity. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Disciplined Equity. Mr. Ryan also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Disciplined Equity. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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38

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Disciplined Equity Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

40

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

Annual Report

42

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one and five year periods and the first quartile for the three year period. The Board also stated that the relative investment performance of the fund has compared favorably to its benchmark over time.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Annual Report

44

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

Annual Report

46

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FDE-UANN-1205 1.784777.102

Fidelity® Focused Stock Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	18	Notes to the financial statements.
Report of Independent	24
Registered Public
Accounting Firm
Trustees and Officers	25
Distributions	35
Board Approval of	36
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offend ers should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Life of
	year	years	fundA
Fidelity® Focused Stock Fund	24.78%	4.76%	4.84%
A From November 12, 1996.

$10,000 Over Life of Fund

Let’s say hypothetically that $10,000 was invested in Fidelity® Focused Stock Fund on November 12, 1996, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index performed over the same period.

A From November 12, 1996.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Robert Haber, Portfolio Manager of Fidelity® Focused Stock Fund

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. The markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a correspond ing leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite® Index at 8.15% . The Dow Jones Industrial Aver ageSM rose 6.45% .

Fidelity Focused Stock Fund was up 24.78% for the 12 month period ending October 31, 2005, solidly outperforming the S&P 500® index and the LipperSM Growth Funds Average which rose 10.58% . Favorable stock selection as well as a focus on strong performing mid capitalization stocks made the biggest contributions to the fund’s performance relative to its index. The fund’s top three performers were oil refineries Valero Energy and Tesoro, which benefited from high global demand for oil and rising gasoline prices, and Apple Computer, which was helped by the popularity of its iPod franchise. All of these stocks contributed a lot by both absolute and relative measures. Other notable contributors were utility companies AES and TXU, and HMO Aetna. In terms of disappointments, stock selection in the consumer staples sector held back the fund’s overall returns, primarily due to its holdings in grain processor Archer Daniels Midland. Semiconductor company Cree and farm machinery maker Deere & Company also were notable detractors.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,139.30	$5.39
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.16	$5.09

* Expenses are equal to the Fund’s annualized expense ratio of 1.00%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
MetLife, Inc.	4.3	0.0
Aetna, Inc.	4.3	1.3
Valero Energy Corp.	4.0	2.5
Kroger Co.	3.9	0.0
Radian Group, Inc.	3.9	3.9
First American Corp., California	3.8	3.2
Sprint Nextel Corp.	3.8	2.5
TXU Corp.	3.7	0.2
McAfee, Inc.	3.6	0.0
Tesoro Corp.	3.6	1.9
	38.9
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	22.3	17.4
Consumer Discretionary	12.1	11.4
Energy	11.4	10.1
Information Technology	11.3	12.1
Health Care	9.7	11.1

Annual Report 8

Investments October 31, 2005
Showing Percentage of Net Assets

Common Stocks 94.0%
	Shares	Value (Note 1)

CONSUMER DISCRETIONARY – 12.1%
Household Durables – 5.8%
D.R. Horton, Inc.	67,733	$ 2,078,726
Hovnanian Enterprises, Inc. Class A (a)	1,700	76,483
KB Home	46,710	3,052,499
Toll Brothers, Inc. (a)	32,600	1,203,266
		6,410,974
Multiline Retail – 2.7%
Federated Department Stores, Inc.	5,100	312,987
Nordstrom, Inc.	76,400	2,647,260
		2,960,247
Textiles, Apparel & Luxury Goods – 3.6%
Polo Ralph Lauren Corp. Class A	58,100	2,858,520
Timberland Co. Class A (a)	40,000	1,126,000
		3,984,520

TOTAL CONSUMER DISCRETIONARY		13,355,741

CONSUMER STAPLES 9.0%
Food & Staples Retailing – 5.5%
BJ’s Wholesale Club, Inc. (a)	32,900	936,992
Kroger Co. (a)	217,200	4,322,280
Nash-Finch Co.	25,000	776,500
		6,035,772
Food Products 2.7%
General Mills, Inc.	62,300	3,006,598
Tobacco 0.8%
Altria Group, Inc.	10,990	824,800

TOTAL CONSUMER STAPLES		9,867,170

ENERGY 11.4%
Energy Equipment & Services – 1.0%
Lone Star Technologies, Inc. (a)	23,800	1,088,850
Oil, Gas & Consumable Fuels – 10.4%
Anadarko Petroleum Corp	2,300	208,633
Exxon Mobil Corp.	31,500	1,768,410
Sunoco, Inc.	15,780	1,175,610

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Tesoro Corp.	64,690	$ 3,955,794
Valero Energy Corp.	41,700	4,388,508
		11,496,955

TOTAL ENERGY		12,585,805

FINANCIALS – 22.3%
Commercial Banks – 1.4%
Bank of America Corp.	35,200	1,539,648
Diversified Financial Services – 0.1%
Citigroup, Inc.	2,900	132,762
Insurance – 13.7%
First American Corp., California	95,900	4,202,338
LandAmerica Financial Group, Inc.	16,200	1,023,192
MetLife, Inc.	95,230	4,705,313
Selective Insurance Group, Inc.	24,300	1,334,313
The Chubb Corp.	1,700	158,049
Triad Guaranty, Inc. (a)	13,500	567,810
UICI	34,200	1,235,304
W.R. Berkley Corp.	43,600	1,905,320
		15,131,639
Real Estate 0.3%
Jones Lang LaSalle, Inc.	6,100	306,708
Thrifts & Mortgage Finance – 6.8%
MGIC Investment Corp.	52,900	3,133,796
Radian Group, Inc.	82,500	4,298,250
		7,432,046

TOTAL FINANCIALS		24,542,803

HEALTH CARE – 9.7%
Biotechnology – 0.5%
Amgen, Inc. (a)	7,500	568,200
Health Care Providers & Services – 7.9%
Aetna, Inc.	52,700	4,667,112
CIGNA Corp.	1,000	115,870
Humana, Inc. (a)	72,800	3,231,592

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)

HEALTH CARE – continued
Health Care Providers & Services – continued
TriZetto Group, Inc. (a)	29,100	$412,347
UnitedHealth Group, Inc.	4,400	254,716
		8,681,637
Pharmaceuticals – 1.3%
Johnson & Johnson	23,600	1,477,832

TOTAL HEALTH CARE		10,727,669

INDUSTRIALS – 8.6%
Aerospace & Defense – 0.6%
AAR Corp. (a)	41,600	662,688
Industrial Conglomerates – 1.3%
General Electric Co.	39,700	1,346,227
Machinery – 5.4%
Deere & Co.	53,400	3,240,312
Terex Corp. (a)	49,600	2,726,512
		5,966,824
Road & Rail 0.4%
CSX Corp.	9,800	448,938
Trading Companies & Distributors – 0.9%
WESCO International, Inc. (a)	25,500	1,013,625

TOTAL INDUSTRIALS		9,438,302

INFORMATION TECHNOLOGY – 11.3%
Computers & Peripherals – 4.7%
Apple Computer, Inc. (a)	45,200	2,603,068
Hewlett-Packard Co.	81,400	2,282,456
Western Digital Corp. (a)	24,070	291,247
		5,176,771
IT Services – 2.1%
Ceridian Corp. (a)	88,700	1,943,417
infoUSA, Inc.	35,700	382,704
		2,326,121
Semiconductors & Semiconductor Equipment – 0.8%
NVIDIA Corp. (a)	25,300	848,815

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)

INFORMATION TECHNOLOGY – continued
Software 3.7%
McAfee, Inc. (a)	133,000	$ 3,993,990
Microsoft Corp.	6,200	159,340
		4,153,330

TOTAL INFORMATION TECHNOLOGY		12,505,037

MATERIALS 2.1%
Containers & Packaging – 1.7%
Crown Holdings, Inc. (a)	43,500	705,570
Silgan Holdings, Inc.	35,800	1,151,686
		1,857,256
Metals & Mining – 0.4%
Nucor Corp.	1,400	83,790
Phelps Dodge Corp.	3,100	373,457
		457,247

TOTAL MATERIALS		2,314,503

TELECOMMUNICATION SERVICES – 3.8%
Wireless Telecommunication Services – 3.8%
Sprint Nextel Corp.	177,869	4,146,126
UTILITIES – 3.7%
Independent Power Producers & Energy Traders – 3.7%
TXU Corp.	40,870	4,117,653
TOTAL COMMON STOCKS
(Cost $95,474,339)		103,600,809

U.S. Treasury Obligations 0.1%
	Principal
	Amount
U.S. Treasury Bills, yield at date of purchase 3.43% to
3.78% 11/3/05 to 1/12/06 (c)
(Cost $139,307)	$140,000	139,325

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Money Market Funds 5.5%
		Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.92% (b)
(Cost $6,091,441)		6,091,441	$ 6,091,441

TOTAL INVESTMENT PORTFOLIO 99.6%
(Cost $101,705,087)			109,831,575

NET OTHER ASSETS – 0.4%			423,464
NET ASSETS 100%			$ 110,255,039

Futures Contracts
	Expiration	Underlying	Unrealized
	Date	Face Amount	Appreciation/
		at Value	(Depreciation)
Purchased
Equity Index Contracts
44 S&P 500 E-Mini Index Contracts	Dec. 2005	$ 2,661,560	$ 35,815

The face value of futures purchased as a percentage of net assets – 2.4%

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Security or a portion of the security was
pledged to cover margin requirements
for futures contracts. At the period end,
the value of securities pledged
amounted to $139,325.

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $12,142,008 of which $7,919,335 and $4,222,673 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Financial Statements

Statement of Assets and Liabilities
		October 31, 2005

Assets
Investment in securities, at value (cost $101,705,087)
See accompanying schedule		$109,831,575
Receivable for fund shares sold		1,016,993
Dividends receivable		37,673
Interest receivable		12,160
Receivable for daily variation on futures contracts		20,885
Receivable from investment adviser for expense
reductions		755
Other affiliated receivables		191
Other receivables		12,765
Total assets		110,932,997

Liabilities
Payable for fund shares redeemed	$558,587
Accrued management fee	57,808
Other affiliated payables	27,061
Other payables and accrued expenses	34,502
Total liabilities		677,958

Net Assets		$110,255,039
Net Assets consist of:
Paid in capital		$114,119,206
Undistributed net investment income		159,778
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(12,186,248)
Net unrealized appreciation (depreciation) on
investments		8,162,303
Net Assets, for 9,698,122 shares outstanding		$110,255,039
Net Asset Value, offering price and redemption price per
share ($110,255,039 ÷ 9,698,122 shares)		$11.37

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Statement of Operations
	Year ended October 31, 2005

Investment Income
Dividends		$751,744
Special Dividends		115,002
Interest		116,764
Security lending		2,242
Total income		985,752

Expenses
Management fee
Basic fee	$406,235
Performance adjustment	(24,048)
Transfer agent fees	230,433
Accounting and security lending fees	29,083
Independent trustees’ compensation	299
Custodian fees and expenses	5,508
Registration fees	31,128
Audit	41,205
Legal	1,122
Miscellaneous	547
Total expenses before reductions	721,512
Expense reductions	(23,946)	697,566

Net investment income (loss)		288,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	7,030,766
Foreign currency transactions	82
Futures contracts	(34,901)
Total net realized gain (loss)		6,995,947
Change in net unrealized appreciation (depreciation) on:
Investment securities	5,047,844
Futures contracts	35,815
Total change in net unrealized appreciation
(depreciation)		5,083,659
Net gain (loss)		12,079,606
Net increase (decrease) in net assets resulting from
operations		$12,367,792

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$288,186	$2,097
Net realized gain (loss)	6,995,947	2,936,713
Change in net unrealized appreciation (depreciation) .	5,083,659	610,038
Net increase (decrease) in net assets resulting
from operations	12,367,792	3,548,848
Distributions to shareholders from net investment income .	(128,489)	(81,588)
Share transactions
Proceeds from sales of shares	97,160,584	10,421,332
Reinvestment of distributions	122,574	77,547
Cost of shares redeemed	(38,158,401)	(8,675,487)
Net increase (decrease) in net assets resulting from
share transactions	59,124,757	1,823,392
Redemption fees	17,708	1,288
Total increase (decrease) in net assets	71,381,768	5,291,940

Net Assets
Beginning of period	38,873,271	33,581,331
End of period (including undistributed net investment
income of $159,778 and undistributed net invest-
ment income of $0, respectively)	$110,255,039	$38,873,271

Other Information
Shares
Sold	8,970,777	1,179,746
Issued in reinvestment of distributions	12,482	9,188
Redeemed	(3,538,668)	(987,625)
Net increase (decrease)	5,444,591	201,309

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Financial Highlights
Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 9.14	$8.29	$7.26	$ 10.54	$ 15.92
Income from Investment Operations
Net investment income (loss)B	04F	—D	.02	(.07)	.01
Net realized and unrealized gain
(loss)	2.22	.87	1.01	(3.21)	(4.12)
Total from investment operations	2.26	.87	1.03	(3.28)	(4.11)
Distributions from net investment
income	(.03)	(.02)	—	—	(.02)
Distributions from net realized gain	—	—	—		(1.25)
Total distributions	(.03)	(.02)	—	—	(1.27)
Redemption fees added to paid in
capitalB,D	—	—	—	—	—
Net asset value, end of period	$ 11.37	$9.14	$8.29	$ 7.26	$ 10.54
Total ReturnA,E	24.78%	10.51%	14.19%	(31.12)%	(27.74)%
Ratios to Average Net AssetsC
Expenses before expense
reductions	1.01%	1.07%	1.08%	1.33%	1.26%
Expenses net of voluntary waiv-
ers, if any	1.01%	1.07%	1.08%	1.33%	1.26%
Expenses net of all reductions	98%	1.02%	1.03%	1.20%	1.22%
Net investment income (loss)	40%F	.01%	.20%	(.71)%	.09%
Supplemental Data
Net assets, end of period
(000 omitted)	$110,255	$38,873	$33,581	$33,214	$49,135
Portfolio turnover rate	158%	201%	199%	256%	309%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
D Amount represents less than $.01 per share.
E Total returns do not include the effect of the former sales charges.
F Investment income per share reflects an in kind dividend received in a corporate reorganization which amounted to $.02 per share. Excluding this dividend, the ratio of net investment income to average net assets would have been .24%.

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Notes to Financial Statements

For the period ended October 31, 2005

1. Significant Accounting Policies.

Fidelity Focused Stock Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by FMR and its affiliates. The financial statements have been pre pared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant account ing policies of the fund: Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

18

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non recurring divi dends recognized by the fund are presented separately in the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

19 Annual Report

Notes to Financial Statements continued 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Book tax differences are primarily due to futures transactions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$10,869,427
Unrealized depreciation	(2,751,367)
Net unrealized appreciation (depreciation)	8,118,060
Undistributed ordinary income	159,778
Capital loss carryforward	(12,142,008)

Cost for federal income tax purposes	$101,713,515

The tax character of distributions paid was as follows:

	October 31,	October 31,
	2005	2004
Ordinary Income	$128,489	$81,588

Short Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

20

2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption “Futures Contracts.” This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $162,307,782 and $106,438,282, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/ 20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .54% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .32% of average net assets.

21 Annual Report

Notes to Financial Statements continued 4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $118,768 for the period

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3,711 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

Annual Report

22

7. Expense Reductions.

Effective February 1, 2005, FMR voluntarily agreed to reimburse the fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund’s expenses by $755.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $23,176 for the period. In addition, Through arrangements with the fund’s custodian, credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expenses by $15.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

23 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Focused Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Focused Stock Fund (a fund of Fidelity Capital Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Focused Stock Fund’s management; our responsibility is to express an opinion on these financial state ments based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material mis statement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 9, 2005

Annual Report

24

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

25 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Focused Stock (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 pres ent). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addi tion, he serves on the Boards of Boston Ballet (2003 present) and Sim mons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

Annual Report

26

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Com pany (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

27 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Acad emy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Pre viously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (cus tomer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Annual Report

28

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Ste vens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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30

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Focused Stock. Mr. Churchill also serves as Vice Presi dent of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert J. Haber (47)

Year of Election or Appointment: 2004

Vice President of Focused Stock. Prior to assuming his current responsibilities, Mr. Haber managed a variety of Fidelity funds. Mr. Haber also serves as Senior Vice President of FMR (2001) and FMR Co., Inc. (2001).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Focused Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Focused Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Sec retary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Focused Stock. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Focused Stock. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

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32

Name, Age; Principal Occupation Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Focused Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Execu tive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Focused Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Focused Stock. Ms. Monasterio also serves as Dep uty Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Temple ton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Focused Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

John H. Costello (59)

Year of Election or Appointment: 1996

Assistant Treasurer of Focused Stock. Mr. Costello also serves as Assis tant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Focused Stock. Mr. Lydecker also serves as Assis tant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Focused Stock. Mr. Osterheld also serves as Assis tant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Focused Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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34

Distributions

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 79% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

35 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused Stock Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

Annual Report

36

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

37 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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38

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one year period, the fourth quartile for the three year period, and the third quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for certain periods, although the one year cumulative total return of the fund compared favorably to its benchmark.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

Annual Report

40

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that, but for the fund’s negative performance adjustment, the fund’s total expenses would have ranked above its competitive median for 2004. Furthermore, the Board considered that, effective February 1, 2005, FMR voluntarily agreed to reim burse the fund to the extent that total operating expenses (excluding certain expenses) exceed 100 basis points. The Board considered that, if the 100 basis point voluntary expense reimbursement had been in effect in 2004, the fund’s total expenses would have ranked below the median.

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds

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42

(including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

43 Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report 44

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

45 Annual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 46

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

47 Annual Report

47

Investment Adviser
Fidelity Management &
Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

TQG UANN-1205 1.784778.102

Fidelity® Small Cap Independence Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The managers’ review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	9	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	10	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Report of Independent	28
Registered Public
Accounting Firm
Trustees and Officers	29
Distributions	39
Board Approval of	40
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Small Cap Independence Fund	19.05%	6.81%	8.15%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Small Cap Independence Fund on October 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Jamie Harmon, Portfolio Manager of Fidelity® Small Cap Independence Fund for most of the period covered by this report. Richard Thompson became manager of the fund on October 31, 2005.

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. However, the markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a corresponding leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite® Index at 8.15% . The Dow Jones Industrial AverageSM rose 6.45% ..

The fund gained 19.05% during the past year, beating the 12.08% and 12.68% returns of the Russell 2000® Index and the LipperSM Small Cap Funds Average, respectively. Energy, consumer discretionary and health care helped the most. In energy, Oil States Inter national benefited from strong demand for its products and services, which help other energy companies find more gas and oil. Another winner was Vintage Petroleum, which agreed to be acquired by Occidental Petroleum. Among consumer discretionary stocks, William Lyon Homes did well. The company gained as the market started to focus on the company’s plans to expand new home community openings in 2006. Other strong perform ers included Ambassadors Group, which runs educational trips for students, and wireless communications service provider NII Holdings. Both William Lyon Homes and NII were sold from the portfolio before period end. By contrast, investments in financials and consumer staples hurt performance. In financials, reinsurance company Montpelier Re Holdings was hurt by the claims stemming from Hurricane Katrina. In consumer staples, BJ’s Wholesale Club performed poorly as investors questioned the durability of its turn around as well as the future strength of consumer spending. Elsewhere, Regis, the largest operator of hair salons, was hurt by fashion trends, with longer hairstyles leading to fewer haircuts.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

7 Annual Report

Shareholder Expense Example continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,144.00	$4.22
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.27	$3.97

* Expenses are equal to the Fund’s annualized expense ratio of .78%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Annual Report

8

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Philadelphia Consolidated Holdings Corp.	2.5	2.3
Alliant Techsystems, Inc.	2.0	2.3
Fisher Scientific International, Inc.	2.0	2.6
Renal Care Group, Inc.	2.0	1.9
Omnicare, Inc.	1.9	1.4
Sierra Health Services, Inc.	1.7	0.6
Fidelity National Financial, Inc.	1.7	1.7
Oil States International, Inc.	1.6	1.0
Jarden Corp.	1.6	1.7
Plains Exploration & Production Co.	1.6	1.0
	18.6
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	19.6	22.9
Health Care	19.4	14.1
Consumer Discretionary	16.6	16.9
Energy	12.6	12.9
Information Technology	11.8	9.0

9 Annual Report

Investments October 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.4%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 16.6%
Auto Components 1.3%
Aftermarket Technology Corp. (a)	643,200	$11,854
Keystone Automotive Industries, Inc. (a)	84,836	2,427
Noble International Ltd.	299,300	7,031
		21,312
Distributors – 1.4%
Advanced Marketing Services, Inc. (a)	528,746	2,062
Prestige Brands Holdings, Inc.	1,634,400	19,695
		21,757
Diversified Consumer Services – 2.3%
Jackson Hewitt Tax Service, Inc.	928,700	22,957
Regis Corp.	350,837	13,458
		36,415
Hotels, Restaurants & Leisure 3.1%
Ambassadors Group, Inc.	494,404	12,845
Applebee’s International, Inc.	737,741	16,164
Domino’s Pizza, Inc.	786,800	18,820
Fox & Hound Restaurant Group (a)	189,500	2,482
		50,311
Household Durables – 2.0%
Blount International, Inc. (a)	415,100	6,583
Jarden Corp. (a)(d)	751,825	25,404
		31,987
Internet & Catalog Retail 0.7%
Insight Enterprises, Inc. (a)	552,500	11,337
Varsity Group, Inc. (a)	35,372	177
		11,514
Media – 1.1%
New Frontier Media, Inc. (a)(e)	1,161,112	6,560
Saga Communications, Inc. Class A (a)	834,494	10,506
		17,066
Specialty Retail – 4.2%
Asbury Automotive Group, Inc. (a)	490,600	8,291
Big 5 Sporting Goods Corp.	612,071	13,576
Group 1 Automotive, Inc. (a)	134,761	3,725
Lithia Motors, Inc. Class A (sub. vtg.)	371,879	10,130
Pacific Sunwear of California, Inc. (a)	318,000	7,956
PETCO Animal Supplies, Inc. (a)	679,700	12,921

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Pomeroy IT Solutions, Inc. (a)	264,466	$3,028
The Men’s Wearhouse, Inc. (a)	293,150	7,241
Whitehall Jewellers, Inc. (a)(e)	774,200	790
		67,658
Textiles, Apparel & Luxury Goods – 0.5%
Perry Ellis International, Inc. (a)	410,104	8,485

TOTAL CONSUMER DISCRETIONARY		266,505

CONSUMER STAPLES 1.5%
Food & Staples Retailing – 1.5%
BJ’s Wholesale Club, Inc. (a)	859,783	24,487

ENERGY 12.6%
Energy Equipment & Services – 3.4%
Offshore Logistics, Inc. (a)	206,000	7,004
Oil States International, Inc. (a)	785,500	26,000
Superior Energy Services, Inc. (a)	469,900	9,577
Unit Corp. (a)	231,600	12,136
		54,717
Oil, Gas & Consumable Fuels – 9.2%
Atlas America, Inc. (a)	130,500	6,081
Encore Acquisition Co. (a)	574,750	19,720
Energy Partners Ltd. (a)	338,300	8,583
Forest Oil Corp. (a)	231,700	10,121
Holly Corp.	282,200	16,255
KCS Energy, Inc. (a)	421,300	10,162
Petroleum Development Corp. (a)	245,800	8,254
Plains Exploration & Production Co. (a)	651,200	25,397
Vintage Petroleum, Inc.	372,000	19,303
Whiting Petroleum Corp. New (a)	264,800	10,738
World Fuel Services Corp.	423,054	13,495
		148,109

TOTAL ENERGY		202,826

FINANCIALS – 19.6%
Commercial Banks – 3.2%
Hanmi Financial Corp.	789,882	14,463
Nara Bancorp, Inc.	158,236	2,853

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Commercial Banks – continued
Oriental Financial Group, Inc.	524,900	$6,519
Sterling Financial Corp., Washington	376,400	9,425
UCBH Holdings, Inc.	771,700	13,428
Wilshire Bancorp, Inc.	284,400	4,644
		51,332
Diversified Financial Services – 1.1%
EuroBancshares, Inc. (a)	503,000	5,241
Marlin Business Services Corp. (a)	514,711	12,096
		17,337
Insurance – 12.5%
AmerUs Group Co. (d)	232,624	13,753
Aspen Insurance Holdings Ltd.	530,300	12,828
Berkshire Hathaway, Inc. Class A (a)	173	14,861
Fidelity National Financial, Inc.	725,500	27,177
Fidelity National Title Group, Inc. Class A	125,422	2,728
Hilb Rogal & Hobbs Co.	495,900	18,571
IPC Holdings Ltd.	147,676	3,888
LandAmerica Financial Group, Inc.	135,800	8,577
Montpelier Re Holdings Ltd.	734,924	14,772
Philadelphia Consolidated Holdings Corp. (a)	411,916	39,648
Protective Life Corp.	130,100	5,704
Reinsurance Group of America, Inc.	141,200	6,460
Scottish Re Group Ltd.	332,350	8,159
StanCorp Financial Group, Inc.	182,077	16,769
Universal American Financial Corp. (a)	565,100	8,363
		202,258
Real Estate 0.6%
Education Realty Trust, Inc.	334,516	5,185
Windrose Medical Properties Trust	279,400	4,233
		9,418
Thrifts & Mortgage Finance – 2.2%
Doral Financial Corp. (d)	552,976	4,733
Farmer Mac Class C (non-vtg.)	331,100	8,609
NetBank, Inc.	396,200	3,098
R&G Financial Corp. Class B	671,819	6,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Rainier Pacific Financial Group, Inc.	271,380	$4,101
W Holding Co., Inc.	1,084,034	8,358
		35,483

TOTAL FINANCIALS		315,828

HEALTH CARE – 19.4%
Health Care Equipment & Supplies – 4.0%
CONMED Corp. (a)	654,700	15,700
Fisher Scientific International, Inc. (a)	585,381	33,074
Merit Medical Systems, Inc. (a)	860,092	10,252
Nutraceutical International Corp. (a)	490,406	6,469
		65,495
Health Care Providers & Services – 15.4%
Allied Healthcare International, Inc. (a)(e)	2,309,858	14,067
American Dental Partners, Inc. (a)	71,081	1,507
AmSurg Corp. (a)	521,400	12,383
Apria Healthcare Group, Inc. (a)	860,114	19,843
Corvel Corp. (a)	150,611	3,310
Genesis HealthCare Corp. (a)	428,000	17,368
Humana, Inc. (a)	306,100	13,588
LifePoint Hospitals, Inc. (a)	508,900	19,898
Omnicare, Inc.	566,428	30,644
Pediatrix Medical Group, Inc. (a)	127,200	9,802
RehabCare Group, Inc. (a)	500,100	10,647
Renal Care Group, Inc. (a)	671,817	31,475
Sierra Health Services, Inc. (a)	373,100	27,983
Universal Health Services, Inc. Class B	318,100	14,995
WellChoice, Inc. (a)	263,700	19,949
		247,459

TOTAL HEALTH CARE		312,954

INDUSTRIALS – 11.8%
Aerospace & Defense – 3.1%
Alliant Techsystems, Inc. (a)	471,730	33,125
DRS Technologies, Inc.	354,800	17,477
		50,602

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Air Freight & Logistics – 0.8%
Pacer International, Inc.	466,877	$12,069
Commercial Services & Supplies – 5.0%
Corrections Corp. of America (a)	450,319	17,959
FTI Consulting, Inc. (a)	906,500	24,811
Intersections, Inc. (a)	255,778	3,440
PeopleSupport, Inc.	88,731	710
SOURCECORP, Inc. (a)(e)	793,600	18,054
The Geo Group, Inc. (a)(e)	746,275	16,299
		81,273
Construction & Engineering – 1.1%
URS Corp. (a)	438,600	17,733
Electrical Equipment – 0.6%
Genlyte Group, Inc. (a)	174,300	8,884
Road & Rail 0.1%
Universal Truckload Services, Inc.	57,100	1,151
Trading Companies & Distributors – 1.1%
BlueLinx Corp.	579,130	7,031
UAP Holding Corp.	548,000	10,467
		17,498

TOTAL INDUSTRIALS		189,210

INFORMATION TECHNOLOGY – 11.8%
Communications Equipment – 1.5%
Black Box Corp.	180,200	7,230
Plantronics, Inc.	570,800	17,038
		24,268
Electronic Equipment & Instruments – 1.9%
Global Imaging Systems, Inc. (a)	402,087	14,318
Measurement Specialties, Inc. (a)	590,400	14,105
SYNNEX Corp. (a)	97,400	1,725
		30,148
Internet Software & Services – 1.1%
Digital River, Inc. (a)	635,500	17,800
IT Services – 5.1%
Affiliated Computer Services, Inc. Class A (a)	241,039	13,043
Anteon International Corp. (a)	379,600	17,158
CACI International, Inc. Class A (a)	259,700	14,164

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Computer Sciences Corp. (a)(d)	381,800	$19,567
SI International, Inc. (a)	227,571	6,570
The BISYS Group, Inc. (a)	900,300	11,416
		81,918
Semiconductors & Semiconductor Equipment – 0.1%
ESS Technology, Inc. (a)	543,199	1,570
Software 2.1%
Blackbaud, Inc.	637,451	9,179
EPIQ Systems, Inc. (a)	496,787	9,464
Pervasive Software, Inc. (a)	818,468	3,438
SERENA Software, Inc. (a)	522,424	11,436
		33,517

TOTAL INFORMATION TECHNOLOGY		189,221

MATERIALS 4.6%
Chemicals – 2.2%
OM Group, Inc. (a)	437,000	6,983
RPM International, Inc.	773,100	14,395
Spartech Corp.	707,800	13,427
		34,805
Containers & Packaging – 0.4%
Packaging Dynamics Corp. (e)	729,387	7,425
Metals & Mining – 1.4%
Compania de Minas Buenaventura SA sponsored ADR	653,000	16,828
Olympic Steel, Inc. (a)(d)	340,444	6,053
		22,881
Paper & Forest Products 0.6%
Schweitzer-Mauduit International, Inc.	395,400	9,577

TOTAL MATERIALS		74,688

TELECOMMUNICATION SERVICES – 0.3%
Diversified Telecommunication Services – 0.3%
Premiere Global Services, Inc. (a)	498,600	4,228

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 1.2%
Multi-Utilities – 1.2%
CMS Energy Corp. (a)	1,292,800	$19,276
TOTAL COMMON STOCKS
(Cost $1,406,690)		1,599,223
Money Market Funds 3.9%
Fidelity Cash Central Fund, 3.92% (b)	39,424,240	39,424
Fidelity Securities Lending Cash Central Fund,
3.94% (b)(c)	23,145,325	23,145
TOTAL MONEY MARKET FUNDS
(Cost $62,569)		62,569
TOTAL INVESTMENT PORTFOLIO 103.3%
(Cost $1,469,259)		1,661,792

NET OTHER ASSETS – (3.3)%		(52,309)
NET ASSETS 100%		$1,609,483

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

See accompanying notes which are an integral part of the financial statements.

Annual Report 16

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,				Value,
Affiliate	beginning of		Sales	Dividend	end of
(amounts in thouands)	period	Purchases	Proceeds	Income	period
Allied Healthcare
International, Inc	$—	$14,228	$—	$—	$14,067
New Frontier Media,
Inc	—	10,340	256	—	6,560
Packaging Dynamics
Corp	—	9,764	—	74	7,425
Rainier Pacific Financial
Group, Inc	7,818	176	3,163	81
SOURCECORP, Inc	—	17,054	250		18,054
The Geo Group, Inc	11,300	5,189	177	—	16,299
Whitehall Jewellers, Inc.	6,249	179	217	—	790
Total	$25,367	$56,930	$4,063	$155	$63,195

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $23,214) (cost $1,469,259) See
accompanying schedule		$1,661,792
Cash		141
Receivable for investments sold		9,712
Receivable for fund shares sold		7,397
Dividends receivable		246
Interest receivable		246
Other affiliated receivables		1
Other receivables		157
Total assets		1,679,692

Liabilities
Payable for investments purchased	$43,832
Payable for fund shares redeemed	2,156
Accrued management fee	637
Other affiliated payables	339
Other payables and accrued expenses	100
Collateral on securities loaned, at value	23,145
Total liabilities		70,209

Net Assets		$1,609,483
Net Assets consist of:
Paid in capital		$1,293,552
Undistributed net investment income		5,927
Accumulated undistributed net realized gain (loss) on
investments		117,471
Net unrealized appreciation (depreciation) on
investments		192,533
Net Assets, for 77,316 shares outstanding		$1,609,483
Net Asset Value, offering price and redemption price per
share ($1,609,483 ÷ 77,316 shares)		$20.82

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Dividends (including $155 received from affiliated
issuers)		$6,335
Special Dividends		7,187
Interest		1,288
Security lending		175
Total income		14,985

Expenses
Management fee
Basic fee	$7,544
Performance adjustment	(1,859)
Transfer agent fees	3,110
Accounting and security lending fees	382
Independent trustees’ compensation	6
Custodian fees and expenses	43
Registration fees	138
Audit	49
Legal	5
Interest	1
Miscellaneous	11
Total expenses before reductions	9,430
Expense reductions	(374)	9,056

Net investment income (loss)		5,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities
(including realized gain (loss) of $(259) from affiliated
issuers)		119,721
Change in net unrealized appreciation (depreciation) on
investment securities		54,939
Net gain (loss)		174,660
Net increase (decrease) in net assets resulting from
operations		$180,589

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,929	$(4,704)
Net realized gain (loss)	119,721	86,866
Change in net unrealized appreciation (depreciation) .	54,939	(6,654)
Net increase (decrease) in net assets resulting
from operations	180,589	75,508
Distributions to shareholders from net realized gain	(46,445)	—
Share transactions
Proceeds from sales of shares	715,075	242,457
Reinvestment of distributions	45,487	—
Cost of shares redeemed	(230,542)	(305,800)
Net increase (decrease) in net assets resulting from
share transactions	530,020	(63,343)
Redemption fees	198	254
Total increase (decrease) in net assets	664,362	12,419

Net Assets
Beginning of period	945,121	932,702
End of period (including undistributed net investment
income of $5,927 and accumulated net investment
loss of $2, respectively)	$1,609,483	$945,121

Other Information
Shares
Sold	34,937	13,349
Issued in reinvestment of distributions	2,370	—
Redeemed	(11,624)	(17,014)
Net increase (decrease)	25,683	(3,665)

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Financial Highlights

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$18.30	$16.87	$13.56	$15.40	$16.87
Income from Investment
Operations
Net investment income
(loss)B	10C	(.09)	(.08)	(.08)	.10D
Net realized and unreal-
ized gain (loss)	3.31	1.52	3.38	(1.33)	(.81)
Total from investment
operations	3.41	1.43	3.30	(1.41)	(.71)
Distributions from net
investment income	—	—	—	—	(.03)
Distributions from net realized
gain	(.89)	—	—	(.44)	(.74)
Total distributions	(.89)	—	—	(.44)	(.77)
Redemption fees added to
paid in capitalB	—F	—F	.01	.01	.01
Net asset value, end of period	$20.82	$18.30	$16.87	$13.56	$15.40
Total ReturnA	19.05%	8.48%	24.41%	(9.58)%	(4.29)%
Ratios to Average Net AssetsE
Expenses before expense
reductions	78%	.95%	1.06%	1.12%	.86%
Expenses net of voluntary
waivers, if any	78%	.95%	1.06%	1.12%	.86%
Expenses net of all
reductions	75%	.91%	.93%	.91%	.74%
Net investment income
(loss)	49%C	(.49)%	(.59)%	(.52)%	.66%
Supplemental Data
Net assets, end of period
(in millions)	$1,609	$945	$933	$892	$773
Portfolio turnover rate	61%	95%	220%	290%	450%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects special dividends which amounted to $.12 per share. Excluding these special dividends, the ratio of net investment income to average net assets would have been (.10)%.
D Investment income per share reflects a special dividend which amounted to $.05.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.
F Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Small Cap Independence Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Annual Report

22

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains and losses deferred due to wash sales.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$281,337
Unrealized depreciation	(90,657)
Net unrealized appreciation (depreciation)	190,680
Undistributed ordinary income	44,288
Undistributed long term capital gain	70,426

Cost for federal income tax purposes	$1,471,112

The tax character of distributions paid was as follows:
	October 31, 2005	October 31, 2004
Ordinary Income	$1,044	$—
Long term Capital Gains	45,401	—
Total	$46,445	$—

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,282,334 and $720,472, respectively.

Annual Report

24

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .47% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting rec ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,029 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $118 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 4. Fees and Other Transactions with Affiliates continued Interfund Lending Program continued

The fund’s activity in this program during the period for which loans were outstanding was as follows:

			Interest Earned
Borrower or	Average Daily	Weighted Average	(included in		Interest
Lender	Loan Balance	Interest Rate	interest income)		Expense
Borrower	$6,721	3.12%	$—	$		1

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $340 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $34.

Annual Report

26

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor- mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

27 Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Small Cap Independence Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Small Cap Independence Fund (the Fund), a fund of Fidelity Capital Trust, including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Small Cap Independence Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 9, 2005

Annual Report

28

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

29 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity In vestments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Small Cap Independence

(2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR

(2005 present). Previously, Mr. Jonas served as President of Fidelity En terprise Operations and Risk Services (2004 2005), Chief Administra tive Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and management positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

Annual Report

30

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

31 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

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32

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripher als), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpo ration (IBM) and President and General Manager of various IBM divi sions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse Col lege of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

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34

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his re tirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Small Cap Independence. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

35 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Small Cap Independence. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Manage ment & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Small Cap Independence. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Small Cap Independence. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Invest ments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Small Cap Independence. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Small Cap Independence. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Op erating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

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36

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Small Cap Independence. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Independence. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice Presi dent of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Ser vices (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Small Cap Independence. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an em ployee of FMR (2004). Before joining Fidelity Investments, Ms. Monas terio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Small Cap Independence. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s de partment of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Independence. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1993

Assistant Treasurer of Small Cap Independence. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Small Cap Independence. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Small Cap Independence. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Independence. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an em ployee of FMR (2005 present). Previously, Mr. Ryan served as Vice Pres ident of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Small Cap Independence. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Invest ments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

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38

Distributions

The Board of Trustees of Fidelity Small Cap Independence Fund voted to pay on December 5, 2005, to shareholders of record at the opening of business on Decem-ber 2, 2005, a distribution of $1.34 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.07 per share from net investment income.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended October 31, 2005, $70,520,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended October 31, 2004, $45,307,000, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

39 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Independence Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

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40

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

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42

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the third quartile for the one and three year periods and the second quartile for the five year period. The Board also stated that the relative investment performance of the fund was lower than its bench mark for certain periods, although the five year cumulative total return of the fund was higher than its benchmark. The Board discussed with FMR actions to be taken by FMR to improve the fund’s more recent disappointing performance.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

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44

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s negative performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s negative performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

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46

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

47 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International
Investment Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
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SCS-UANN-1205 1.784779.102

Fidelity® Stock Selector

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	19	Statements of assets and liabilities,
		operations, and changes in net assets, as
		well as financial highlights.
Notes	23	Notes to the financial statements.
Report of Independent	29
Registered Public
Accounting Firm
Trustees and Officers	30
Distributions	40
Board Approval of	41
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public
Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s port folio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to op erate. However, this will only be achieved through close cooperation among regula tors, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Stock Selector	12.12%	1.68%	7.23%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Stock Selector on October 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor’s 500SM Index (S&P 500®) performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from James Catudal, Portfolio Manager of Fidelity® Stock Selector

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. However, the markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a corresponding leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite® Index at 8.15% . The Dow Jones Industrial AverageSM rose 6.45% .

During the past year, Fidelity Stock Selector returned 12.12%, outperforming both the S&P 500® index and the LipperSM Growth Funds Average, which returned 10.58% . Stock selection was the principal determinant of performance relative to the index, with solid gains coming from the health care, financials, industrials, consumer discretionary and energy sectors. The top individual contributor was UnitedHealth Group, an HMO that continued to exceed earnings expectations as memberships rose, premiums stood firm and costs remained under control. During a period in which virtually the entire energy sector fared well, several energy holdings turned in particularly strong results, including refiner Valero Energy, coal miner Peabody Energy and oil field services company Halliburton. Other strong contributors included Internet search firm Google and Roche Holdings, a Swiss pharmaceutical company. Disappointments included two information technology holdings that failed to meet expectations: semiconductor company Altera and Dell, the leading personal computer company. Shares of Elan, an Irish biotechnology company, fell hard when potentially lethal side effects were found in a drug under development with Biogen Idec for the treatment of multiple sclerosis. An underweighted position in consumer products giant Altria Group parent of Philip Morris held back relative results, as the company’s stock gained on the heels of several court victories in tobacco liability lawsuits.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,087.50	$4.42
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,020.97	$4.28

* Expenses are equal to the Fund’s annualized expense ratio of .84%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Microsoft Corp.	4.7	5.3
General Electric Co.	4.1	3.3
American International Group, Inc.	2.9	2.5
UnitedHealth Group, Inc.	2.3	1.7
Johnson & Johnson	2.3	1.9
Exxon Mobil Corp.	2.2	3.3
Bank of America Corp.	1.7	1.6
Intel Corp.	1.5	2.6
Altria Group, Inc.	1.3	1.0
United Technologies Corp.	1.3	1.4
	24.3
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	20.6	22.8
Financials	19.6	14.7
Health Care	15.6	16.0
Industrials	13.6	13.2
Energy	9.9	7.6

Annual Report 8

Investments October 31, 2005
Showing Percentage of Net Assets

Common Stocks 99.9%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 8.7%
Hotels, Restaurants & Leisure 1.6%
Ctrip.com International Ltd. sponsored ADR	9,000	$518
Kerzner International Ltd. (a)	16,800	980
Marriott International, Inc. Class A	25,400	1,514
Sonic Corp. (a)	77,700	2,249
Starbucks Corp. (a)	151,800	4,293
Wendy’s International, Inc.	37,940	1,773
Wynn Resorts Ltd. (a)	15,000	700
		12,027
Household Durables – 0.1%
Beazer Homes USA, Inc.	800	46
Garmin Ltd.	10,100	580
Sony Corp. sponsored ADR	200	7
		633
Internet & Catalog Retail 0.6%
eBay, Inc. (a)	110,180	4,363
Media – 2.8%
Clear Channel Communications, Inc.	41,260	1,255
E.W. Scripps Co. Class A	86,040	3,941
Lamar Advertising Co. Class A (a)	57,400	2,561
News Corp. Class A	77,183	1,100
Time Warner, Inc.	212,560	3,790
Univision Communications, Inc. Class A (a)	217,800	5,693
Walt Disney Co.	100,600	2,452
XM Satellite Radio Holdings, Inc. Class A (a)	32,400	934
		21,726
Multiline Retail – 0.6%
Dollar General Corp.	48,800	949
JCPenney Co., Inc.	100	5
Kohl’s Corp. (a)	400	19
Target Corp.	72,820	4,055
		5,028
Specialty Retail – 2.8%
Bed Bath & Beyond, Inc. (a)	47,300	1,917
Best Buy Co., Inc.	71,500	3,165
Chico’s FAS, Inc. (a)	22,000	870
Home Depot, Inc.	150,600	6,181
Lowe’s Companies, Inc.	27,300	1,659
PETsMART, Inc.	76,600	1,800

See accompanying notes which are an integral part of the financial statements.

9		Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Staples, Inc.	147,525	$3,353
Tiffany & Co., Inc.	62,200	2,451
		21,396
Textiles, Apparel & Luxury Goods – 0.2%
Liz Claiborne, Inc.	46,900	1,651

TOTAL CONSUMER DISCRETIONARY		66,824

CONSUMER STAPLES 5.6%
Beverages – 0.8%
PepsiCo, Inc.	101,700	6,008
Food & Staples Retailing – 1.2%
CVS Corp.	138,400	3,378
Safeway, Inc.	39,200	912
Wal-Mart Stores, Inc.	99,880	4,725
		9,015
Food Products 0.9%
Bunge Ltd.	25,000	1,299
Corn Products International, Inc.	30,100	717
Nestle SA sponsored ADR	70,400	5,252
		7,268
Household Products – 1.4%
Colgate-Palmolive Co.	163,050	8,635
Procter & Gamble Co.	37,055	2,075
		10,710
Tobacco 1.3%
Altria Group, Inc.	138,080	10,363

TOTAL CONSUMER STAPLES		43,364

ENERGY 9.9%
Energy Equipment & Services – 5.1%
Cooper Cameron Corp. (a)	100,400	7,402
Diamond Offshore Drilling, Inc.	14,300	807
ENSCO International, Inc.	102,200	4,659
Halliburton Co.	140,000	8,274
Nabors Industries Ltd. (a)	25,000	1,716
Schlumberger Ltd. (NY Shares)	91,700	8,324

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Energy Equipment & Services – continued
Smith International, Inc.	186,200	$6,033
Weatherford International Ltd. (a)	36,900	2,310
		39,525
Oil, Gas & Consumable Fuels – 4.8%
ConocoPhillips	138,900	9,081
Exxon Mobil Corp.	306,010	17,179
OMI Corp.	84,300	1,524
Peabody Energy Corp.	43,400	3,392
Valero Energy Corp.	50,340	5,298
		36,474

TOTAL ENERGY		75,999

FINANCIALS – 19.6%
Capital Markets 3.9%
Ameriprise Financial, Inc. (a)	75,080	2,794
Charles Schwab Corp.	81,700	1,242
E*TRADE Financial Corp. (a)	113,700	2,109
Franklin Resources, Inc.	29,400	2,598
Goldman Sachs Group, Inc.	42,600	5,383
Merrill Lynch & Co., Inc.	114,820	7,433
Nomura Holdings, Inc. sponsored ADR	144,600	2,240
State Street Corp.	117,400	6,484
		30,283
Commercial Banks – 4.9%
Bank of America Corp.	305,120	13,346
China Construction Bank Corp. (H Shares)	2,614,000	792
Hokuhoku Financial Group, Inc.	204,000	846
Mitsui Trust Holdings, Inc.	61,000	736
Mizuho Financial Group, Inc.	104	695
Nishi-Nippon City Bank Ltd. (a)	160,000	934
Standard Chartered PLC (United Kingdom)	110,000	2,310
Sumitomo Mitsui Financial Group, Inc.	124	1,149
Wachovia Corp.	197,000	9,952
Wells Fargo & Co.	121,900	7,338
		38,098

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Consumer Finance – 0.5%
American Express Co.	60,400	$3,006
Capital One Financial Corp.	10,300	786
		3,792
Diversified Financial Services – 0.1%
Citigroup, Inc.	100	5
NETeller PLC (a)	65,000	793
		798
Insurance – 8.3%
ACE Ltd.	80,300	4,184
AFLAC, Inc.	25,600	1,223
American International Group, Inc.	343,230	22,241
Endurance Specialty Holdings Ltd.	55,000	1,824
Everest Re Group Ltd.	26,780	2,663
Fidelity National Financial, Inc.	91,900	3,443
Fidelity National Title Group, Inc. Class A	31,082	676
Hartford Financial Services Group, Inc.	100,930	8,049
Montpelier Re Holdings Ltd.	700	14
National Financial Partners Corp.	39,900	1,805
PartnerRe Ltd.	38,400	2,447
Prudential Financial, Inc.	67,300	4,899
PXRE Group Ltd.	80,000	864
W.R. Berkley Corp.	135,255	5,911
XL Capital Ltd. Class A	54,920	3,518
		63,761
Real Estate 0.4%
Equity Residential (SBI)	59,200	2,324
Vornado Realty Trust	7,900	640
		2,964
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	68,627	2,180
Freddie Mac	60,000	3,681
Golden West Financial Corp., Delaware	50,000	2,937
Hudson City Bancorp, Inc.	201,800	2,389
		11,187

TOTAL FINANCIALS		150,883

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – 15.6%
Biotechnology – 3.0%
Affymetrix, Inc. (a)	12,800	$582
Amgen, Inc. (a)	129,990	9,848
Biogen Idec, Inc. (a)	27,100	1,101
Cephalon, Inc. (a)	46,400	2,115
Genentech, Inc. (a)	260	24
Gilead Sciences, Inc. (a)	100	5
ImClone Systems, Inc. (a)	37,800	1,312
Invitrogen Corp. (a)	50,870	3,235
MedImmune, Inc. (a)	29,400	1,028
Protein Design Labs, Inc. (a)	126,900	3,556
		22,806
Health Care Equipment & Supplies – 2.8%
Alcon, Inc.	13,200	1,754
Baxter International, Inc.	86,500	3,307
Becton, Dickinson & Co.	58,900	2,989
C.R. Bard, Inc.	37,400	2,333
DJ Orthopedics, Inc. (a)	90,700	2,638
Fisher Scientific International, Inc. (a)	25,400	1,435
Guidant Corp.	5,000	315
Medtronic, Inc.	104,460	5,919
Millipore Corp. (a)	21,400	1,310
		22,000
Health Care Providers & Services – 3.7%
Aetna, Inc.	49,400	4,375
American Healthways, Inc. (a)	13,440	545
Covance, Inc. (a)	30,600	1,489
Henry Schein, Inc. (a)	92,300	3,659
Phase Forward, Inc. (a)	43,989	480
UnitedHealth Group, Inc.	304,900	17,651
		28,199
Pharmaceuticals – 6.1%
Johnson & Johnson	277,710	17,390
Novartis AG sponsored ADR	105,000	5,651
Pfizer, Inc.	187,940	4,086
Roche Holding AG (participation certificate)	57,037	8,521
Sepracor, Inc. (a)	43,800	2,464

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	71,400	$2,722
Wyeth	140,300	6,252
		47,086

TOTAL HEALTH CARE		120,091

INDUSTRIALS – 13.6%
Aerospace & Defense – 3.2%
Aviall, Inc. (a)	124,850	3,939
EDO Corp.	59,300	1,714
Goodrich Corp.	20,800	750
Honeywell International, Inc.	185,160	6,332
The Boeing Co.	30,530	1,973
United Technologies Corp.	195,720	10,037
		24,745
Air Freight & Logistics – 0.8%
FedEx Corp.	69,800	6,417
Airlines – 0.4%
AirTran Holdings, Inc. (a)	90,000	1,346
Southwest Airlines Co.	122,100	1,955
		3,301
Commercial Services & Supplies – 0.7%
Aramark Corp. Class B	44,000	1,118
Herman Miller, Inc.	100	3
Robert Half International, Inc.	125,500	4,628
		5,749
Construction & Engineering – 0.6%
McDermott International, Inc. (a)	125,700	4,567
Quanta Services, Inc. (a)	33,700	387
		4,954
Electrical Equipment – 0.1%
Evergreen Solar, Inc. (a)	63,200	521
Industrial Conglomerates – 5.3%
3M Co.	94,830	7,205
General Electric Co.	932,100	31,608
Tyco International Ltd.	65,880	1,739
		40,552

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Machinery – 0.9%
Caterpillar, Inc.	21,700	$1,141
Danaher Corp.	73,900	3,850
ITT Industries, Inc.	3,400	345
Pentair, Inc.	50,000	1,625
		6,961
Marine – 0.1%
Alexander & Baldwin, Inc.	12,221	598
Road & Rail 1.5%
Laidlaw International, Inc.	101,100	2,299
Landstar System, Inc.	75,600	2,912
Norfolk Southern Corp.	152,400	6,126
		11,337

TOTAL INDUSTRIALS		105,135

INFORMATION TECHNOLOGY – 20.6%
Communications Equipment – 3.8%
Cisco Systems, Inc. (a)	523,940	9,143
Comverse Technology, Inc. (a)	34,100	856
Corning, Inc. (a)	352,160	7,075
Juniper Networks, Inc. (a)	140,880	3,287
Motorola, Inc.	212,640	4,712
QUALCOMM, Inc.	100,700	4,004
Research In Motion Ltd. (a)	4,350	267
		29,344
Computers & Peripherals – 3.1%
Apple Computer, Inc. (a)	97,500	5,615
Dell, Inc. (a)	305,800	9,749
EMC Corp. (a)	520,200	7,262
Hewlett-Packard Co.	29,300	822
		23,448
Electronic Equipment & Instruments – 0.8%
Agilent Technologies, Inc. (a)	127,200	4,072
Solectron Corp. (a)	249,200	880
Symbol Technologies, Inc.	101,800	845
		5,797
Internet Software & Services – 1.7%
Akamai Technologies, Inc. (a)	58,500	1,014

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – continued
Google, Inc. Class A (sub. vtg.) (a)	17,900	$6,661
Homestore, Inc. (a)	400,446	1,454
Yahoo!, Inc. (a)	112,610	4,163
		13,292
IT Services – 0.8%
Computer Sciences Corp. (a)	20,000	1,025
Paychex, Inc.	140,780	5,457
		6,482
Semiconductors & Semiconductor Equipment – 4.4%
Altera Corp. (a)	76,100	1,267
Analog Devices, Inc.	80,600	2,803
ARM Holdings PLC sponsored ADR	190,900	1,098
ASML Holding NV (NY Shares) (a)	136,700	2,321
FormFactor, Inc. (a)	43,200	1,064
Freescale Semiconductor, Inc.:
Class A (a)	150,000	3,554
Class B (a)	30,578	730
Intel Corp.	479,940	11,279
KLA Tencor Corp.	300	14
Lam Research Corp. (a)	56,000	1,889
LTX Corp. (a)	76,500	263
Microchip Technology, Inc.	75,600	2,281
National Semiconductor Corp.	102,200	2,313
PMC-Sierra, Inc. (a)	72,850	517
Samsung Electronics Co. Ltd.	250	132
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored
ADR	115,000	929
Teradyne, Inc. (a)	100,900	1,366
		33,820
Software 6.0%
Adobe Systems, Inc.	100	3
BEA Systems, Inc. (a)	128,800	1,136
Cognos, Inc. (a)	21,000	783
FileNET Corp. (a)	75,700	2,131
Macrovision Corp. (a)	16,200	305
Microsoft Corp.	1,400,260	35,988
Oracle Corp. (a)	111,850	1,418

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Symantec Corp. (a)	165,302	$3,942
TIBCO Software, Inc. (a)	88,900	675
		46,381

TOTAL INFORMATION TECHNOLOGY		158,564

MATERIALS 3.2%
Chemicals – 2.2%
Ashland, Inc.	88,500	4,736
Lyondell Chemical Co.	44,000	1,179
Monsanto Co.	86,200	5,431
Praxair, Inc.	107,900	5,331
		16,677
Containers & Packaging – 0.3%
Owens Illinois, Inc. (a)	71,753	1,366
Smurfit-Stone Container Corp. (a)	113,500	1,199
		2,565
Metals & Mining – 0.7%
Alcoa, Inc.	78,200	1,899
Newmont Mining Corp.	85,700	3,651
		5,550

TOTAL MATERIALS		24,792

TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 0.9%
Covad Communications Group, Inc. (a)	809,400	720
Qwest Communications International, Inc. (a)	396,800	1,730
SBC Communications, Inc.	198,100	4,725
		7,175
Wireless Telecommunication Services – 0.8%
Nextel Partners, Inc. Class A (a)	114,300	2,875
Sprint Nextel Corp.	127,210	2,965
		5,840

TOTAL TELECOMMUNICATION SERVICES		13,015

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – 1.4%
Independent Power Producers & Energy Traders – 0.8%
TXU Corp.	61,000	$6,146
Multi-Utilities – 0.6%
Public Service Enterprise Group, Inc.	76,900	4,836
TOTAL UTILITIES		10,982

TOTAL COMMON STOCKS
(Cost $733,653)		769,649
Money Market Funds 0.4%
Fidelity Cash Central Fund, 3.92% (b)
(Cost $2,950)	2,950,395	2,950
TOTAL INVESTMENT PORTFOLIO 100.3%
(Cost $736,603)		772,599

NET OTHER ASSETS – (0.3)%		(2,415)
NET ASSETS 100%		$770,184

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $47,228,000 all of which will expire on October 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report 18

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (cost $736,603) See
accompanying schedule		$772,599
Cash		310
Receivable for investments sold		10,276
Receivable for fund shares sold		159
Dividends receivable		249
Interest receivable		7
Other receivables		111
Total assets		783,711

Liabilities
Payable for investments purchased	$12,299
Payable for fund shares redeemed	666
Accrued management fee	356
Other affiliated payables	157
Other payables and accrued expenses	49
Total liabilities		13,527

Net Assets		$770,184
Net Assets consist of:
Paid in capital		$795,942
Undistributed net investment income		2,687
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(64,441)
Net unrealized appreciation (depreciation) on
investments		35,996
Net Assets, for 32,436 shares outstanding		$770,184
Net Asset Value, offering price and redemption price per
share ($770,184 ÷ 32,436 shares)		$23.74

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Dividends		$9,712
Special Dividends		4,852
Interest		394
Security lending		2
Total income		14,960

Expenses
Management fee
Basic fee	$4,484
Performance adjustment	59
Transfer agent fees	1,626
Accounting and security lending fees	263
Independent trustees’ compensation	4
Custodian fees and expenses	40
Registration fees	23
Audit	52
Legal	3
Miscellaneous	11
Total expenses before reductions	6,565
Expense reductions	(336)	6,229

Net investment income (loss)		8,731
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities	64,303
Foreign currency transactions	(7)
Futures contracts	1,104
Total net realized gain (loss)		65,400
Change in net unrealized appreciation (depreciation) on:
Investment securities	16,636
Futures contracts	(311)
Total change in net unrealized appreciation
(depreciation)		16,325
Net gain (loss)		81,725
Net increase (decrease) in net assets resulting from
operations		$90,456

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Statement of Changes in Net Assets
		Year ended	Year ended
		October 31,	October 31,
Amounts in thousands		2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$8,731	$3,697
Net realized gain (loss)		65,400	90,485
Change in net unrealized appreciation (depreciation) .		16,325	(32,899)
Net increase (decrease) in net assets resulting
from operations		90,456	61,283
Distributions to shareholders from net investment income	.	(9,003)	(4,700)
Share transactions
Proceeds from sales of shares		65,665	64,883
Reinvestment of distributions		8,598	4,477
Cost of shares redeemed		(162,412)	(139,058)
Net increase (decrease) in net assets resulting from
share transactions		(88,149)	(69,698)
Total increase (decrease) in net assets		(6,696)	(13,115)

Net Assets
Beginning of period		776,880	789,995
End of period (including undistributed net investment
income of $2,687 and undistributed net investment
income of $2,884, respectively)		$770,184	$776,880

Other Information
Shares
Sold		2,910	3,082
Issued in reinvestment of distributions		383	224
Redeemed		(7,146)	(6,597)
Net increase (decrease)		(3,853)	(3,291)

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Financial Highlights
Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of
period	$21.41	$19.96	$16.83	$19.54	$ 31.80
Income from Investment
Operations
Net investment income (loss)B	25C	.10	.11	.07	.14
Net realized and unrealized
gain (loss)	2.33	1.47	3.08	(2.64)	(7.33)
Total from investment operations	2.58	1.57	3.19	(2.57)	(7.19)
Distributions from net investment
income	(.25)	(.12)	(.06)	(.14)	(.13)
Distributions from net realized
gain	—	—	—		(4.94)
Total distributions	(.25)	(.12)	(.06)	(.14)	(5.07)
Net asset value, end of period	$23.74	$21.41	$19.96	$16.83	$ 19.54
Total ReturnA	12.12%	7.91%	19.01%	(13.30)%	(26.41)%
Ratios to Average Net AssetsD
Expenses before expense
reductions	84%	.85%	.86%	.94%	.67%
Expenses net of voluntary
waivers, if any	84%	.85%	.86%	.94%	.67%
Expenses net of all reductions	79%	.81%	.82%	.83%	.63%
Net investment income (loss)	1.11%C	.46%	.63%	.39%	.62%
Supplemental Data
Net assets, end of period (in
millions)	$770	$777	$790	$744	$ 1,017
Portfolio turnover rate	136%	134%	159%	255%	137%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Investment income per share reflects a special dividend which amounted to $.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been .49%.
D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions repre sent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

22

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Stock Selector (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

23 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

24

1. Significant Accounting Policies continued Income Tax Information and Distributions to Shareholders continued

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to futures transactions, foreign currency transac tions, capital loss carryforwards and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$65,494
Unrealized depreciation	(46,711)
Net unrealized appreciation (depreciation)	18,783
Undistributed ordinary income	2,689
Capital loss carryforward	(47,228)

Cost for federal income tax purposes	$753,816

The tax character of distributions paid was as follows:
	October 31, 2005	October 31, 2005
Ordinary Income	$9,003	$4,700

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

25 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies continued

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund’s exposure to the underlying instrument, while selling futures tends to decrease a fund’s exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the con tracts’ terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $1,045,385 and $1,109,011, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .58% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

26

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $381 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $80 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. At period end there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

27 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $333 for the period. In addition, through arrangements with the fund’s transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s transfer agent expenses by $3.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the perfor mance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum expo sure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is consid ered remote.

Annual Report

28

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and Shareholders of Fidelity Stock Selector:

We have audited the accompanying statement of assets and liabilities of Fidelity Stock Selector (the Fund), a fund of Fidelity Capital Trust, including the schedule of invest ments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Stock Selector as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting prin ciples generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 9, 2005

29 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Di rector and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Man agement, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

30

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity In vestments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Stock Selector. He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and man agement positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

31 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addi tion, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

32

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsyl vania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (auto motive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technolo gies Inc. (telecommunications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

33 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Com pany Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Car olina (16 school system).

Annual Report

34

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief In vestment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Mem ber of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

35 Annual Report

Trustees and Officers - continued

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his re tirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Direc tor (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Stock Selector (2005 present). Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Chur chill joined Fidelity in 1993 as Vice President and Group Leader of Tax able Fixed Income Investments.

James F. Catudal (44)

Year of Election or Appointment: 2002

Vice President of Stock Selector. Prior to assuming his current responsibi lities, Mr. Catudal managed a varity of Fidelity funds. Mr. Catudal also serves as Vice President of FMR (2002 present) and FMR Co., Inc. (2002 present)

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36

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Stock Selector. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Manage ment, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corpora tion (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Stock Selector. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Sec retary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Stock Selector. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Stock Selector. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Manage ment Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Stock Selector. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Execu tive Vice President of Risk Oversight for Fidelity Investments (2002). Pre viously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Stock Selector. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Stock Selector. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity In vestments Institutional Services Group (FIIS)/Fidelity Investments Institu tional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Stock Selector. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Tem pleton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment:2005

Deputy Treasurer of Stock Selector. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accoun tant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Stock Selector. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice Presi dent of the Investment Operations Group (2000 2003).

Annual Report

38

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1990

Assistant Treasurer of Stock Selector. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Stock Selector. Mr. Lydecker also serves as Assis tant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Stock Selector. Mr. Osterheld also serves as Assis tant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Stock Selector. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Stock Selector. Mr. Schiavone also serves as Assis tant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schia vone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

39 Annual Report

Distributions

The fund designates 100% of the dividend distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders.

The fund designates 100% of the dividend distributed in December, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

40

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

41 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

Annual Report

42

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objec tive similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

43 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the second quartile for the one , three , and five year periods. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the

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44

Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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46

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

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48

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

49 Annual Report

To Visit Fidelity

For directions and hours,
please call 1 800 544 9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 50

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

51 Annual Report

51

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report 52

53 Annual Report

Annual Report

54

55 Annual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FSS-UANN-1205 1.784780.102

Fidelity® Value Fund

Annual Report October 31, 2005

Contents

Chairman’s Message	4	Ned Johnson’s message to shareholders.
Performance	5	How the fund has done over time.
Management’s Discussion	6	The manager’s review of fund
		performance, strategy and outlook.
Shareholder Expense	7	An example of shareholder expenses.
Example
Investment Changes	8	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	9	A complete list of the fund’s investments
		with their market values.
Financial Statements	23	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	27	Notes to the financial statements.
Report of Independent	33
Registered Public
Accounting Firm
Trustees and Officers	34
Distributions	44
Board Approval of	45
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report 2

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

3 Annual Report

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund compa nies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers in cluding individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active par ticipation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report 4

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of perfor mance each year. The $10,000 table and the fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns
Periods ended October 31, 2005	Past 1	Past 5	Past 10
	year	years	years
Fidelity® Value Fund	16.13%	14.27%	12.18%

$10,000 Over 10 Years

Let’s say hypothetically that $10,000 was invested in Fidelity® Value Fund on October 31, 1995. The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

5 Annual Report

5

Management’s Discussion of Fund Performance

Comments from Rich Fentin, Portfolio Manager of Fidelity® Value Fund

U.S. equity markets had respectable performance during the year that ended October 31, 2005. The period got off to a great start with a strong November and December of 2004. However, the markets were later dragged down by surging oil prices, further disorder in Iraq, potential new troubles with Iran and Syria, and terrorist attacks in London. While stocks recovered nicely, Hurricane Katrina would drive them down again. The devastating storm led to record high prices for gasoline, natural gas and oil, as well as fears of a corresponding leap in inflation. The Federal Reserve Board responded to this and to other inflationary pressures during the period by raising short term interest rates eight times. Nonetheless, stocks moved higher despite a very weak October. Market breadth was narrow, as most of the gains were concentrated in rapidly appreciating energy related investments. For the year overall, the Standard & Poor’s 500SM Index was up 8.72%, followed closely by the technology laden NASDAQ Composite®Index at 8.15% . The Dow Jones Industrial AverageSM rose 6.45% .

The fund returned 16.13% during the past year. In comparison, the Russell Midcap® Value Index rose 19.50%, while the LipperSM Mid Cap Value Funds Average and the Lipper Growth Funds Average advanced 14.51% and 10.58%, respectively. The fund lagged the Russell index partly because it held underperforming stocks that weren’t found in the benchmark, including electronics manufacturing outsource companies Celestica and Flextronics. A sizable position in Symbol Technologies, a maker of bar coding and wireless data equipment, also hurt performance within technology, while weak results from con sumer discretionary holdings, including retailer Pier 1 Imports, further detracted. Addition ally, the fund had less exposure than the index to oil and gas production companies that performed well in the high energy price environment, while aluminum companies Alcan and Alcoa underperformed when they were unable to pass higher energy costs through to their customers. On the other hand, the fund’s overall energy overweighting was a positive, as energy services companies Halliburton, Helmerich & Payne and National Oilwell Varco benefited from increased demand. Significantly underweighting weak performing bank stocks also provided a boost versus the index, as did overweighted investments in health care, including drug distributor McKesson. Capital goods stocks such as Precision Castparts contributed to returns, as did some good technology picks, including Agilent Technologies.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

6 6

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	May 1, 2005
	May 1, 2005	October 31, 2005	to October 31, 2005
Actual	$1,000.00	$1,088.50	$3.47
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.88	$3.36

* Expenses are equal to the Fund’s annualized expense ratio of .66%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

7 Annual Report

Investment Changes

Top Ten Stocks as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Xerox Corp.	1.5	1.3
Fluor Corp.	1.4	1.4
Baxter International, Inc.	1.4	1.6
Ceridian Corp.	1.2	0.7
McKesson Corp.	1.1	1.1
Safeway, Inc.	1.1	0.8
Tyco International Ltd.	1.1	0.5
AmerisourceBergen Corp.	1.0	1.0
Schering Plough Corp.	1.0	1.2
Halliburton Co.	1.0	0.7
	11.8
Top Five Market Sectors as of October 31, 2005
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	19.9	18.4
Consumer Discretionary	14.5	11.2
Health Care	13.9	14.4
Financials	12.1	12.1
Industrials	10.3	11.4

Annual Report 8

Investments October 31, 2005
Showing Percentage of Net Assets

Common Stocks 94.2%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 14.3%
Auto Components 0.3%
BorgWarner, Inc.	585,300	$33,942
Automobiles – 0.3%
Monaco Coach Corp.	706,800	8,672
Nissan Motor Co. Ltd.	2,913,684	30,521
		39,193
Diversified Consumer Services – 0.1%
Service Corp. International (SCI)	1,361,500	11,396
Hotels, Restaurants & Leisure 3.9%
Applebee’s International, Inc.	461,400	10,109
Brinker International, Inc.	2,306,600	87,928
Carnival Corp. unit	1,395,500	69,314
CBRL Group, Inc.	637,100	22,107
Domino’s Pizza, Inc.	352,700	8,437
Harrah’s Entertainment, Inc.	211,735	12,806
Hilton Hotels Corp.	624,700	12,150
Outback Steakhouse, Inc.	2,251,020	84,773
Rare Hospitality International, Inc. (a)	383,000	11,704
Royal Caribbean Cruises Ltd.	3,068,220	127,147
Wendy’s International, Inc.	557,600	26,051
WMS Industries, Inc. (a)	1,456,500	36,602
		509,128
Household Durables – 0.6%
Matsushita Electric Industrial Co. Ltd.	1,070,000	19,688
Newell Rubbermaid, Inc.	2,220,200	51,042
Sony Corp. sponsored ADR	365,000	11,972
		82,702
Leisure Equipment & Products – 1.5%
Brunswick Corp.	1,814,400	69,183
Eastman Kodak Co.	4,838,900	105,972
K2, Inc. (a)	2,010,204	20,162
		195,317
Media – 2.6%
Citadel Broadcasting Corp.	291,300	4,014
Clear Channel Communications, Inc.	1,457,700	44,343
E.W. Scripps Co. Class A	846,600	38,774
Emmis Communications Corp. Class A (a)	1,249,402	24,451
Gannett Co., Inc.	574,900	36,023
Lamar Advertising Co. Class A (a)	1,069,500	47,721

See accompanying notes which are an integral part of the financial statements.

9 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Media – continued
The New York Times Co. Class A	1,311,600	$35,728
The Reader’s Digest Association, Inc. (non-vtg.)	2,618,371	40,113
Tribune Co.	1,150,900	36,265
Viacom, Inc. Class B (non-vtg.)	1,115,975	34,562
		341,994
Multiline Retail – 0.9%
Big Lots, Inc. (a)	4,374,360	50,611
Family Dollar Stores, Inc.	2,866,100	63,455
		114,066
Specialty Retail – 3.4%
AnnTaylor Stores Corp. (a)	3,218,900	78,123
AutoNation, Inc. (a)	1,138,400	22,631
Gap, Inc.	2,643,700	45,683
Hot Topic, Inc. (a)	1,323,700	19,710
Linens ’N Things, Inc. (a)	1,228,800	30,892
Office Depot, Inc. (a)	957,800	26,368
OfficeMax, Inc.	573,700	16,075
Pier 1 Imports, Inc. (e)	4,821,100	49,754
Select Comfort Corp. (a)	27,770	608
Sports Authority, Inc. (a)(e)	1,592,400	44,332
TBC Corp. (a)	1,010,044	34,937
Tiffany & Co., Inc.	1,854,000	73,048
		442,161
Textiles, Apparel & Luxury Goods – 0.7%
Liz Claiborne, Inc.	2,327,600	81,932
Warnaco Group, Inc. (a)	735,080	16,672
		98,604

TOTAL CONSUMER DISCRETIONARY		1,868,503

CONSUMER STAPLES 2.8%
Beverages – 0.3%
Coca-Cola Enterprises, Inc.	1,341,244	25,350
Cott Corp. (a)	1,169,300	17,079
		42,429
Food & Staples Retailing – 1.1%
Safeway, Inc.	6,167,570	143,458

See accompanying notes which are an integral part of the financial statements.

Annual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products 0.7%
Corn Products International, Inc.	1,107,800	$26,377
Dean Foods Co. (a)	1,560,898	56,426
Global Bio-Chem Technology Group Co. Ltd.	3,698,000	1,467
TreeHouse Foods, Inc. (a)	312,179	8,067
		92,337
Household Products – 0.5%
Colgate-Palmolive Co.	1,258,800	66,666
Personal Products 0.2%
Avon Products, Inc.	661,400	17,851
NBTY, Inc. (a)	344,900	6,901
		24,752

TOTAL CONSUMER STAPLES		369,642

ENERGY 8.7%
Energy Equipment & Services – 8.3%
Baker Hughes, Inc.	1,320,860	72,594
BJ Services Co.	1,727,400	60,027
Cooper Cameron Corp. (a)	1,262,550	93,088
ENSCO International, Inc.	994,700	45,348
FMC Technologies, Inc. (a)	933,300	34,028
GlobalSantaFe Corp.	1,014,320	45,188
Grant Prideco, Inc. (a)	1,769,525	68,817
Halliburton Co.	2,247,800	132,845
Helmerich & Payne, Inc.	1,299,700	72,003
Hercules Offshore, Inc.	136,000	2,961
Nabors Industries Ltd. (a)	847,600	58,171
National Oilwell Varco, Inc. (a)	2,118,000	132,311
Noble Corp.	956,100	61,554
Pride International, Inc. (a)	790,600	22,192
Smith International, Inc.	2,139,000	69,304
Transocean, Inc. (a)	1,104,100	63,475
Weatherford International Ltd. (a)	764,174	47,837
		1,081,743
Oil, Gas & Consumable Fuels – 0.4%
Double Hull Tankers, Inc.	425,800	5,037

See accompanying notes which are an integral part of the financial statements.

11 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
McMoRan Exploration Co. (a)(d)	576,400	$9,782
Valero Energy Corp.	361,834	38,079
		52,898

TOTAL ENERGY		1,134,641

FINANCIALS – 12.0%
Capital Markets 2.1%
Ameriprise Financial, Inc. (a)	225,700	8,401
Ameritrade Holding Corp. (a)	146,200	3,075
Janus Capital Group, Inc.	3,270,900	57,404
Lehman Brothers Holdings, Inc.	510,500	61,092
Merrill Lynch & Co., Inc.	1,352,300	87,548
Nuveen Investments, Inc. Class A	460,700	18,645
State Street Corp.	617,900	34,127
		270,292
Commercial Banks – 1.2%
Bank of America Corp.	905,460	39,605
UnionBanCal Corp.	712,828	48,814
Wachovia Corp.	1,392,367	70,342
		158,761
Consumer Finance – 0.1%
Capital One Financial Corp.	203,000	15,499
Diversified Financial Services – 0.0%
Citigroup, Inc.	148,824	6,813
Insurance – 3.9%
AFLAC, Inc.	1,901,920	90,874
AMBAC Financial Group, Inc.	970,500	68,799
Axis Capital Holdings Ltd.	101,800	2,640
Genworth Financial, Inc. Class A (non-vtg.)	804,400	25,491
Marsh & McLennan Companies, Inc.	475,800	13,870
MBIA, Inc.	1,239,700	72,200
MetLife, Inc.	1,123,690	55,522
MetLife, Inc. unit	506,500	13,853
Montpelier Re Holdings Ltd.	435,400	8,752
Prudential Financial, Inc.	708,400	51,564
Scottish Re Group Ltd.	834,560	20,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
The St. Paul Travelers Companies, Inc.	1,523,320	$68,595
Willis Group Holdings Ltd.	470,300	17,467
		510,115
Real Estate 3.2%
Alexandria Real Estate Equities, Inc.	425,800	34,426
Apartment Investment & Management Co. Class A	35,600	1,367
CenterPoint Properties Trust (SBI)	793,220	36,139
Digital Realty Trust, Inc.	397,400	7,622
Duke Realty Corp.	951,300	32,439
Education Realty Trust, Inc.	1,052,400	16,312
Equity Office Properties Trust	894,300	27,544
Equity Residential (SBI)	709,000	27,828
General Growth Properties, Inc.	1,459,650	62,006
GMH Communities Trust	980,700	14,681
Kimco Realty Corp.	803,600	23,803
Reckson Associates Realty Corp.	1,017,300	35,707
Trizec Properties, Inc.	1,143,100	25,434
United Dominion Realty Trust, Inc. (SBI)	1,225,100	27,111
Vornado Realty Trust	529,100	42,857
		415,276
Thrifts & Mortgage Finance – 1.5%
Countrywide Financial Corp.	1,761,305	55,957
Fannie Mae	1,360,200	64,637
Freddie Mac	989,400	60,700
Hudson City Bancorp, Inc.	996,500	11,799
		193,093

TOTAL FINANCIALS		1,569,849

HEALTH CARE – 13.7%
Biotechnology – 0.8%
Biogen Idec, Inc. (a)	667,000	27,100
Cephalon, Inc. (a)	988,800	45,079
MedImmune, Inc. (a)	741,600	25,941
ONYX Pharmaceuticals, Inc. (a)	374,100	9,611
		107,731
Health Care Equipment & Supplies – 3.8%
Baxter International, Inc.	4,781,340	182,791
Becton, Dickinson & Co.	1,339,460	67,978

See accompanying notes which are an integral part of the financial statements.

13 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
CONMED Corp. (a)	687,900	$16,496
Dade Behring Holdings, Inc.	1,346,840	48,500
Fisher Scientific International, Inc. (a)	1,090,332	61,604
Hospira, Inc. (a)	417,000	16,617
Varian, Inc. (a)(e)	2,035,000	74,827
Waters Corp. (a)	621,800	22,509
		491,322
Health Care Providers & Services – 7.5%
AmerisourceBergen Corp.	1,765,800	134,678
Community Health Systems, Inc. (a)	2,868,500	106,450
Emdeon Corp. (a)	3,191,850	29,365
HCA, Inc.	2,026,040	97,635
Health Net, Inc. (a)	1,906,300	89,291
Laboratory Corp. of America Holdings (a)	530,300	25,587
McKesson Corp.	3,230,100	146,743
Omnicare, Inc.	658,500	35,625
Pediatrix Medical Group, Inc. (a)	580,080	44,701
Quest Diagnostics, Inc.	2,268,620	105,967
Sunrise Senior Living, Inc. (a)	1,322,400	42,766
Triad Hospitals, Inc. (a)	1,086,750	44,698
Universal Health Services, Inc. Class B	1,576,380	74,311
		977,817
Pharmaceuticals – 1.6%
Forest Laboratories, Inc. (a)	273,700	10,376
Schering-Plough Corp.	6,610,250	134,452
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,440,300	54,904
Wyeth	170,000	7,575
		207,307

TOTAL HEALTH CARE		1,784,177

INDUSTRIALS – 10.3%
Aerospace & Defense – 0.9%
EADS NV (d)	1,348,900	46,731
Honeywell International, Inc.	1,064,100	36,392
Lockheed Martin Corp.	195,190	11,821
Precision Castparts Corp.	542,020	25,670
		120,614

See accompanying notes which are an integral part of the financial statements.

Annual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Airlines – 0.5%
ACE Aviation Holdings, Inc. Class A (a)	588,800	$15,455
Ryanair Holdings PLC sponsored ADR (a)	902,400	44,732
Southwest Airlines Co.	609,900	9,764
		69,951
Building Products 0.8%
American Standard Companies, Inc.	203,300	7,734
Masco Corp.	3,369,800	96,039
		103,773
Commercial Services & Supplies – 1.1%
Aramark Corp. Class B	1,910,300	48,560
Manpower, Inc.	848,000	38,397
Navigant Consulting, Inc. (a)	1,681,400	35,259
Steelcase, Inc. Class A	1,666,000	23,857
		146,073
Construction & Engineering – 1.7%
EMCOR Group, Inc. (a)	527,300	32,165
Fluor Corp.	2,955,780	187,988
		220,153
Electrical Equipment – 0.1%
A.O. Smith Corp.	410,480	13,291
Industrial Conglomerates – 1.1%
Tyco International Ltd.	5,121,470	135,156
Machinery – 2.7%
Albany International Corp. Class A (e)	1,594,590	61,599
Briggs & Stratton Corp.	1,406,600	44,983
Crane Co.	679,000	21,022
Harsco Corp.	794,500	51,047
Kennametal, Inc.	1,454,203	74,324
SPX Corp.	1,898,330	81,666
Wabash National Corp	874,630	16,102
		350,743
Road & Rail 1.3%
Canadian National Railway Co.	940,900	68,118
CSX Corp.	784,400	35,933
Laidlaw International, Inc.	2,601,500	59,158
		163,209

See accompanying notes which are an integral part of the financial statements.

15 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Transportation Infrastructure 0.1%
Macquarie Infrastructure Co. Trust	516,395	$15,492

TOTAL INDUSTRIALS		1,338,455

INFORMATION TECHNOLOGY – 19.8%
Communications Equipment – 2.1%
Alcatel SA sponsored ADR (a)	3,104,400	36,446
Andrew Corp. (a)	1,885,800	20,027
Dycom Industries, Inc. (a)(e)	3,872,700	77,183
Motorola, Inc.	2,618,600	58,028
Nokia Corp. sponsored ADR	2,700,700	45,426
Powerwave Technologies, Inc. (a)	3,306,800	37,069
		274,179
Computers & Peripherals – 2.3%
Maxtor Corp. (a)	8,016,300	28,057
NCR Corp. (a)	844,400	25,518
Seagate Technology	5,271,300	76,381
UNOVA, Inc. (a)	1,478,700	45,840
Western Digital Corp. (a)	10,046,880	121,567
		297,363
Electronic Equipment & Instruments – 5.5%
Agilent Technologies, Inc. (a)	3,435,300	109,964
Arrow Electronics, Inc. (a)	2,378,500	70,190
Avnet, Inc. (a)	4,145,695	95,558
Celestica, Inc. (sub. vtg.) (a)	8,350,300	79,190
Flextronics International Ltd. (a)	11,755,800	109,211
Mettler-Toledo International, Inc. (a)	1,284,175	66,263
Molex, Inc.	2,095,600	53,040
Solectron Corp. (a)	8,456,600	29,852
Symbol Technologies, Inc.	8,111,500	67,325
Tech Data Corp. (a)	682,900	23,656
Tektronix, Inc.	626,730	14,402
		718,651
IT Services – 2.5%
Accenture Ltd. Class A	1,276,800	33,593
Affiliated Computer Services, Inc. Class A (a)	1,743,340	94,332
BearingPoint, Inc. (a)	1,485,300	10,427
Ceridian Corp. (a)	7,021,960	153,851
Hewitt Associates, Inc. Class A (a)	564,400	15,064

See accompanying notes which are an integral part of the financial statements.

Annual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
IT Services – continued
Iron Mountain, Inc. (a)	295,300	$11,517
The BISYS Group, Inc. (a)	380,400	4,823
		323,607
Office Electronics – 1.5%
Xerox Corp. (a)	14,203,110	192,739
Semiconductors & Semiconductor Equipment – 3.3%
AMIS Holdings, Inc. (a)	1,669,000	18,593
Amkor Technology, Inc. (a)	1,503,700	7,940
Applied Materials, Inc.	3,430,300	56,188
ASM International NV (Nasdaq) (a)	565,800	7,514
ASML Holding NV (NY Shares) (a)	3,795,900	64,454
DSP Group, Inc. (a)	304,531	7,485
Exar Corp. (a)	811,269	10,214
Fairchild Semiconductor International, Inc. (a)	2,845,010	43,813
Freescale Semiconductor, Inc.:
Class A (a)	1,083,900	25,678
Class B (a)	2,261,036	53,994
Microsemi Corp. (a)	1,057,200	24,495
MKS Instruments, Inc. (a)	344,300	6,497
National Semiconductor Corp.	2,909,700	65,847
Novellus Systems, Inc. (a)	1,666,100	36,421
		429,133
Software 2.6%
Borland Software Corp. (a)	1,989,647	10,048
Cadence Design Systems, Inc. (a)	2,852,700	45,586
Hyperion Solutions Corp. (a)	471,815	22,817
JDA Software Group, Inc. (a)	564,100	9,121
Quest Software, Inc. (a)	1,514,821	21,071
Siebel Systems, Inc.	3,618,700	37,454
Sybase, Inc. (a)	861,300	19,164
Symantec Corp. (a)	463,655	11,058
Take-Two Interactive Software, Inc. (a)	3,005,700	62,068
THQ, Inc. (a)(e)	4,224,450	97,923
TIBCO Software, Inc. (a)	1,426,200	10,825
		347,135

TOTAL INFORMATION TECHNOLOGY		2,582,807

See accompanying notes which are an integral part of the financial statements.

17 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS 5.6%
Chemicals – 2.8%
Albemarle Corp.	567,810	$19,924
Ashland, Inc.	1,075,520	57,551
Celanese Corp. Class A	1,115,900	19,684
Chemtura Corp.	4,903,682	52,469
Cytec Industries, Inc.	1,227,900	50,712
Dow Chemical Co.	276,220	12,667
Ferro Corp.	1,321,000	23,567
Georgia Gulf Corp.	421,700	12,271
Lyondell Chemical Co.	1,091,919	29,263
OM Group, Inc. (a)	444,200	7,098
OMNOVA Solutions, Inc. (a)(e)	2,425,800	10,916
PolyOne Corp. (a)	3,018,200	17,415
Spartech Corp. (e)	1,767,100	33,522
Valspar Corp.	895,000	19,735
		366,794
Construction Materials 0.1%
Vulcan Materials Co.	105,700	6,871
Containers & Packaging – 0.8%
Owens Illinois, Inc. (a)	4,270,800	81,316
Packaging Corp. of America	1,391,460	28,233
		109,549
Metals & Mining – 1.6%
Agnico-Eagle Mines Ltd.	1,424,800	19,544
Alcan, Inc.	1,955,960	61,627
Alcoa, Inc.	2,410,240	58,545
Newmont Mining Corp.	681,300	29,023
Nucor Corp.	564,100	33,761
		202,500
Paper & Forest Products 0.3%
Aracruz Celulose SA (PN B) sponsored ADR	137,200	5,255
MeadWestvaco Corp.	939,900	24,644
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	860,250	10,297
		40,196

TOTAL MATERIALS		725,910

See accompanying notes which are an integral part of the financial statements.

Annual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – 2.4%
Diversified Telecommunication Services – 1.5%
Alaska Communication Systems Group, Inc. (d)	718,600	$7,897
BellSouth Corp.	1,144,400	29,777
CenturyTel, Inc.	645,800	21,137
Citizens Communications Co.	3,278,300	40,126
Cogent Communications Group, Inc. (a)	1,223,100	6,421
Iowa Telecommunication Services, Inc. (e)	2,135,143	35,230
SBC Communications, Inc.	1,051,100	25,069
Verizon Communications, Inc.	920,400	29,002
		194,659
Wireless Telecommunication Services – 0.9%
ALLTEL Corp.	714,900	44,224
American Tower Corp. Class A (a)	1,250,072	29,814
Crown Castle International Corp. (a)	142,500	3,494
Dobson Communications Corp. Class A (a)	3,571,600	26,037
Sprint Nextel Corp.	696,400	16,233
		119,802

TOTAL TELECOMMUNICATION SERVICES		314,461

UTILITIES – 4.6%
Electric Utilities – 2.0%
Edison International	2,055,280	89,939
Entergy Corp.	848,060	59,975
Exelon Corp.	952,100	49,538
PPL Corp.	2,016,000	63,181
		262,633
Independent Power Producers & Energy Traders – 1.7%
AES Corp. (a)	2,502,500	39,765
Constellation Energy Group, Inc.	653,700	35,823
NRG Energy, Inc. (a)	1,263,800	54,356
TXU Corp.	921,000	92,791
		222,735
Multi-Utilities – 0.9%
CMS Energy Corp. (a)	631,900	9,422

See accompanying notes which are an integral part of the financial statements.

19 Annual Report

Investments continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

UTILITIES – continued
Multi-Utilities – continued
PG&E Corp.	1,657,400	$60,296
Public Service Enterprise Group, Inc.	634,900	39,929
		109,647

TOTAL UTILITIES		595,015

TOTAL COMMON STOCKS
(Cost $10,575,284)		12,283,460

Preferred Stocks 0.8%

Convertible Preferred Stocks 0.7%

CONSUMER DISCRETIONARY – 0.2%
Automobiles – 0.2%
General Motors Corp. Series A, 4.50%	893,800	20,808
Hotels, Restaurants & Leisure 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,830

TOTAL CONSUMER DISCRETIONARY		25,638

FINANCIALS – 0.0%
Insurance – 0.0%
Hartford Financial Services Group, Inc. 6.00%	88,800	6,267
HEALTH CARE – 0.1%
Health Care Equipment & Supplies – 0.1%
Baxter International, Inc. 7.00%	402,000	21,905
MATERIALS 0.2%
Containers & Packaging – 0.2%
Owens Illinois, Inc. 4.75%	681,200	24,012
UTILITIES – 0.2%
Multi-Utilities – 0.2%
Dominion Resources, Inc. 8.75%	410,000	21,915

TOTAL CONVERTIBLE PREFERRED STOCKS		99,737

See accompanying notes which are an integral part of the financial statements.

Annual Report

20

Preferred Stocks continued
	Shares	Value (Note 1)
		(000s)
Nonconvertible Preferred Stocks 0.1%

FINANCIALS – 0.1%
Thrifts & Mortgage Finance – 0.1%
Fannie Mae 7.00%	209,400	$11,507
TOTAL PREFERRED STOCKS
(Cost $109,487)		111,244
Nonconvertible Bonds 0.2%
	Principal
	Amount (000s)

CONSUMER DISCRETIONARY – 0.0%
Leisure Equipment & Products – 0.0%
K2, Inc. 7.375% 7/1/14	$80	78
HEALTH CARE – 0.1%
Health Care Providers & Services – 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	15,515	13,576
INFORMATION TECHNOLOGY – 0.1%
Electronic Equipment & Instruments – 0.1%
Celestica, Inc. 7.875% 7/1/11	10,040	9,965
TOTAL NONCONVERTIBLE BONDS
(Cost $23,924)		23,619
Money Market Funds 5.3%
	Shares
Fidelity Cash Central Fund, 3.92% (b)	633,273,793	$633,274
Fidelity Securities Lending Cash Central Fund, 3.94% (b)(c)	55,821,082	55,821
TOTAL MONEY MARKET FUNDS
(Cost $689,095)		689,095

TOTAL INVESTMENT PORTFOLIO 100.5%
(Cost $11,397,790)		13,107,418

NET OTHER ASSETS – (0.5)%		(67,262)
NET ASSETS 100%		$13,040,156

See accompanying notes which are an integral part of the financial statements.

21 Annual Report

Investments continued

Security Type Abbreviation
PIERS —	Preferred Income Equity
Redeemable Securities

Legend
(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other accounts
managed by Fidelity Investments. The
rate quoted is the annualized seven-day
yield of the fund at period end. A
complete unaudited listing of the fund’s
holdings as of its most recent quarter
end is available upon request.

(c) Investment made with cash collateral received from securities on loan. (d) Security or a portion of the security is on loan at period end. (e) Affiliated company

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Albany International
Corp. Class A	$ 47,404	$ 3,899	$3,864	$532	$61,599
Dycom Industries, Inc.	36,614	56,466	—	—	77,183
Iowa Telecommunication
Services, Inc.	—	40,927	—	1,610	35,230
OMNOVA Solutions, Inc.	12,711	—	—	—	10,916
Pier 1 Imports, Inc.	28,002	53,415	—	1,643	49,754
Spartech Corp.	—	33,636	—	415	33,522
Sports Authority, Inc.	—	40,421	476	—	44,332
THQ, Inc.	—	94,660	—	—	97,923
Varian, Inc.	—	76,134	—	—	74,827
Total	$ 124,731	$ 399,558	$4,340	$4,200	$485,286

See accompanying notes which are an integral part of the financial statements.

Annual Report 22

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)		October 31, 2005

Assets
Investment in securities, at value (including securities
loaned of $54,386) (cost $11,397,790) See
accompanying schedule		$13,107,418
Cash		566
Receivable for investments sold		48,393
Receivable for fund shares sold		32,178
Dividends receivable		8,984
Interest receivable		2,756
Other affiliated receivables		120
Other receivables		617
Total assets		13,201,032

Liabilities
Payable for investments purchased	$77,001
Payable for fund shares redeemed	20,455
Accrued management fee	4,854
Other affiliated payables	2,318
Other payables and accrued expenses	427
Collateral on securities loaned, at value	55,821
Total liabilities		160,876

Net Assets		$13,040,156
Net Assets consist of:
Paid in capital		$10,282,537
Undistributed net investment income		63,523
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		984,483
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		1,709,613
Net Assets, for 172,465 shares outstanding		$13,040,156
Net Asset Value, offering price and redemption price per
share ($13,040,156 ÷ 172,465 shares)		$75.61

See accompanying notes which are an integral part of the financial statements.

23 Annual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Year ended October 31, 2005

Investment Income
Dividends (including $4,200 received from affiliated
issuers)		$124,740
Interest		22,164
Security lending		619
Total income		147,523

Expenses
Management fee
Basic fee	$64,985
Performance adjustment	(5,444)
Transfer agent fees	21,591
Accounting and security lending fees	1,308
Independent trustees’ compensation	51
Appreciation in deferred trustee compensation account	26
Custodian fees and expenses	217
Registration fees	612
Audit	116
Legal	27
Miscellaneous	86
Total expenses before reductions	83,575
Expense reductions	(2,167)	81,408

Net investment income (loss)		66,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities (Including realized gain (loss) of
$432 from affiliated issuers)	986,025
Foreign currency transactions	(196)
Total net realized gain (loss)		985,829
Change in net unrealized appreciation (depreciation) on:
Investment securities	467,413
Assets and liabilities in foreign currencies	(17)
Total change in net unrealized appreciation
(depreciation)		467,396
Net gain (loss)		1,453,225
Net increase (decrease) in net assets resulting from
operations		$1,519,340

See accompanying notes which are an integral part of the financial statements.

Annual Report

24

Statement of Changes in Net Assets
	Year ended	Year ended
	October 31,	October 31,
Amounts in thousands	2005	2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,115	$28,475
Net realized gain (loss)	985,829	550,026
Change in net unrealized appreciation (depreciation) .	467,396	715,831
Net increase (decrease) in net assets resulting
from operations	1,519,340	1,294,332
Distributions to shareholders from net investment income .	(21,476)	(25,437)
Distributions to shareholders from net realized gain	(497,964)	(5,530)
Total distributions	(519,440)	(30,967)
Share transactions
Proceeds from sales of shares	4,888,658	2,951,054
Reinvestment of distributions	502,873	29,769
Cost of shares redeemed	(2,253,711)	(1,669,977)
Net increase (decrease) in net assets resulting from
share transactions	3,137,820	1,310,846
Total increase (decrease) in net assets	4,137,720	2,574,211

Net Assets
Beginning of period	8,902,436	6,328,225
End of period (including undistributed net investment
income of $63,523 and undistributed net investment
income of $21,179, respectively)	$13,040,156	$8,902,436

Other Information
Shares
Sold	66,494	45,757
Issued in reinvestment of distributions	7,187	501
Redeemed	(30,784)	(25,970)
Net increase (decrease)	42,897	20,288

See accompanying notes which are an integral part of the financial statements.

25 Annual Report

Financial Highlights

Years ended October 31,	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$68.71	$57.91	$44.71	$46.64	$42.79
Income from Investment
Operations
Net investment income (loss)B	43	.24	.33	.52D	.63
Net realized and unrealized
gain (loss)	10.34	10.84	13.23	(1.94)D	4.17
Total from investment
operations	10.77	11.08	13.56	(1.42)	4.80
Distributions from net investment
income	(.16)	(.23)	(.36)	(.51)	(.95)
Distributions from net
realized gain	(3.71)	(.05)	—	—	—
Total distributions	(3.87)	(.28)	(.36)	(.51)	(.95)
Net asset value,
end of period	$75.61	$68.71	$57.91	$44.71	$46.64
Total ReturnA	16.13%	19.21%	30.52%	(3.18)%	11.37%
Ratios to Average Net AssetsC
Expenses before expense
reductions	73%	.95%	1.00%	.97%	.81%
Expenses net of voluntary
waivers, if any	73%	.95%	1.00%	.97%	.81%
Expenses net of all reductions	72%	.93%	.98%	.95%	.77%
Net investment income (loss)	58%	.37%	.66%	1.02%D	1.29%
Supplemental Data
Net assets, end of period
(in millions)	$13,040	$8,902	$6,328	$4,984	$4,567
Portfolio turnover rate	29%	40%	40%	42%	49%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.
B Calculated based on average shares outstanding during the period.
C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
D Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Annual Report

26

Notes to Financial Statements

For the period ended October 31, 2005 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Value Fund (the fund) is a fund of Fidelity Capital Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing

27 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 1. Significant Accounting Policies continued Security Valuation continued

is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Annual Report

28

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, market dis count, deferred trustees compensation, and losses deferred due to wash sales.

The tax basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$2,447,019
Unrealized depreciation	(735,153)
Net unrealized appreciation (depreciation)	$1,711,866
Undistributed ordinary income	98,429
Undistributed long term capital gain	850,539

Cost for federal income tax purposes	$11,395,552

The tax character of distributions paid was as follows:

	October 31, 2005	October 31, 2004
Ordinary Income	$89,930	$25,437
Long term Capital Gains	429,510	5,530
Total	$519,440	$30,967

29 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $5,759,971 and $3,089,556, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment up to a maximum of ±.20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .52% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .19% of average net assets.

Annual Report

30

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $21,437 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $192 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insol vency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

31 Annual Report

Notes to Financial Statements continued (Amounts in thousands except ratios) 7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,986 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $4 and $177, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the per formance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Annual Report

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Capital Trust and the Shareholders of Fidelity Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the sched ule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Value Fund (a fund of Fidelity Capital Trust) at October 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Value Fund’s manage ment; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant esti mates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP PricewaterhouseCoopers LLP Boston, Massachusetts December 9, 2005

33 Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund’s activities, review contractual arrangements with companies that provide services to the fund, and review the fund’s performance. Except for William O. McCoy, Stephen P. Jonas, and Kenneth L. Wolfe, each of the Trustees oversees 322 funds advised by FMR or an affiliate. Mr. McCoy oversees 324 funds advised by FMR or an affiliate. Mr. Jonas and Mr. Wolfe oversee 319 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instru ment signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Edward C. Johnson 3d (75)**

Year of Election or Appointment: 1978

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc.

Annual Report

34

Name, Age; Principal Occupation Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Ms. Johnson serves as President of Fidelity Employer Services Company (FESCO) (2005 present). She is President and a Director of Fidelity Investments Money Management, Inc. (2001 present), FMR Co., Inc. (2001 present), and a Director of FMR Corp. Previously, Ms. Johnson served as President and a Director of FMR (2001 2005), Senior Vice President of the Fidelity funds (2001 2005), and managed a number of Fidelity funds.

Stephen P. Jonas (52)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Value Fund (2005 present). He also serves as Senior Vice President of other Fidelity funds (2005 present). Mr. Jonas is Executive Director of FMR (2005 present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004 2005), Chief Administrative Officer (2002 2004), and Chief Financial Officer of FMR Co. (1998 2000). Mr. Jonas has been with Fidelity Investments since 1987 and has held various financial and man agement positions including Chief Financial Officer of FMR. In addition, he serves on the Boards of Boston Ballet (2003 present) and Simmons College (2003 present).

Robert L. Reynolds (53)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003 present) and Chief Operating Officer (2002 present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000 present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996 2000).

* Trustees have been determined to be “Interested Trustees” by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson’s father.

35 Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235.

Name, Age; Principal Occupation Dennis J. Dirks (57)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999 2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999 2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999 2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001 2003) and Chief Executive Officer and Board member of the Mortgage Backed Securities Clearing Corporation (2001 2003). Mr. Dirks also serves as a Trustee of Manhattan College (2005 present).

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the Independent Trustees (2005 present). Dr. Gates is President of Texas A&M University (2002 present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001 present), and Brinker International (restaurant management, 2003 present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999 2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Annual Report

36

Name, Age; Principal Occupation George H. Heilmeier (69)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (commu nication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineer ing and information technology support for the government), and HRL Laboratories (private research and development, 2004 present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000 present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992 2002), Compaq (1994 2002), Automatic Data Processing, Inc. (ADP) (technology based business outsourcing, 1995 2002), INET Technologies Inc. (telecommu nications network surveillance, 2001 2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles’ retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996 2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare ser vice, 2002 present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

37 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corpora tion (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004 present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005 present), as well as a member of the Council on Foreign Relations.

Marvin L. Mann (72)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the Independent Trustees (2001 present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corpora tion (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director’s Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President’s Cabinet at the Uni versity of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chair man of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Frank lin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999 2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16 school system).

Annual Report

38

Name, Age; Principal Occupation Cornelia M. Small (61)

Year of Election or Appointment: 2005

Ms. Small is a member (2000 present) and Chairperson (2002 present) of the Investment Committee, and a member (2002 present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999 2000), Director of Global Equity Investments (1996 1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990 1997) and Scudder Kemper Investments (1997 1998). In addition, Ms. Small served as Co Chair (2000 2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (66)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000 present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993 2000; 2002 2003), CEO (1995 2000; 2002 2004), and Chair man of the Executive Committee (2000 2004). Currently, he is a Direc tor of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corpo ration, Maersk Inc. (industrial conglomerate, 2002 present), and Metal mark Capital (private equity investment firm, 2005 present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005 present) or Member of the Advisory Board (2004 present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993 2001). He currently serves as a member of the boards of Adelphia Communica tions Corporation (2003 present), Bausch & Lomb, Inc., and Revlon Inc. (2004 present).

39 Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Gamper may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205 5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation Albert R. Gamper, Jr. (63)

Year of Election or Appointment: 2005

Member of the Advisory Board of Fidelity Capital Trust. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987 1989; 1999 2001; 2002 2004), Chief Executive Officer (1987 2004), and President (1989 2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001 present), Chairman of the Board of Governors, Rutgers University (2004 present), and Chairman of the Board of Saint Barnabas Health Care System.

Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Capital Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001 present) and a Director (2000 present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990 2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2005

Vice President of Value Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005 present) and certain High Income Funds (2005 present). Previously, he served as Head of Fidelity’s Fixed Income Division (2000 2005), Vice President of Fidelity’s Money Market Funds (2000 2005), Vice President of Fidelity’s Bond Funds, and Senior Vice President of FIMM (2000) and FMR. Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed Income Investments.

Richard B. Fentin (50)

Year of Election or Appointment: 1996

Vice President of Value Fund. Mr. Fentin serves as Vice President of another fund advised by FMR. Mr. Fentin also serves as Senior Vice President of FMR and FMR Co., Inc. (2001).

Annual Report

40

Name, Age; Principal Occupation Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Value Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001 present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001 present), Fidelity Management & Research (Far East) Inc. (2001 present), and Fidelity Investments Money Management, Inc. (2001 present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003 present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998 2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Value Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003 present), Vice President and Secretary of FDC (2005 present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President, Treasurer, and Anti Money Laundering (AML) officer of Value Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980 2002), where she was most recently an audit partner with PwC’s investment management practice.

Paul M. Murphy (58)

Year of Election or Appointment: 2005

Chief Financial Officer of Value Fund. Mr. Murphy also serves as Chief Financial Officer of other Fidelity funds (2005 present). He also serves as Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS).

Kenneth A. Rathgeber (58)

Year of Election or Appointment: 2004

Chief Compliance Officer of Value Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998 2002).

41 Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation John R. Hebble (47)

Year of Election or Appointment: 2003

Deputy Treasurer of Value Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002 2003) and Assistant Treasurer of the Scudder Funds (1998 2003).

Bryan A. Mehrmann (44)

Year of Election or Appointment: 2005

Deputy Treasurer of Value Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998 2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Value Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000 2004) and Chief Financial Officer (2002 2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000 2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Value Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2004 present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG’s department of professional practice (2002 2004) and a Senior Manager (1999 2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000 2002).

Robert G. Byrnes (38)

Year of Election or Appointment: 2005

Assistant Treasurer of Value Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003 2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000 2003).

Annual Report

42

Name, Age; Principal Occupation John H. Costello (59)

Year of Election or Appointment: 1986

Assistant Treasurer of Value Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of Value Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (50)

Year of Election or Appointment: 2002

Assistant Treasurer of Value Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Value Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999 2005).

Salvatore Schiavone (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Value Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005 present) and is an employee of FMR (2005 present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003 2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996 2003).

43 Annual Report

Distributions

The Board of Trustees of Fidelity Value Fund voted to pay on December 05, 2005, to shareholders of record at the opening of business on December 02, 2005, a distribution of $5.14 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.43 per share from net investment income.

The fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended October 31, 2005, $850,539,000, or, if subsequently determined to be different, the net capital gain of such year, and for dividends with respect to the taxable year ended October 31, 2004, $429,510,000, or, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

The fund designates 83% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

The fund designates 78% of the dividends distributed in December during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

44

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Value Fund

Each year, typically in July, the Board of Trustees, including the independent Trustees (together, the Board), votes on the renewal of the management contract and sub advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund’s Advisory Contracts, including the services and support provided to the fund and its shareholders by Fidelity. At the time of the renewal, the Board had 11 standing committees, each composed of independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such com mittee, the Equity Contract Committee, meets periodically during the first six months of each year and as necessary to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2005 meeting, the Board of Trustees, including the independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (1) the nature, extent, and quality of the services to be provided to the fund and its shareholders by Fidelity (including the investment performance of the fund); (2) the competitiveness of the management fee and total expenses of the fund; (3) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (4) the extent to which economies of scale would be realized as the fund grows; and (5) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ulti mately reached a determination, with the assistance of fund counsel and independent Trustees’ counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity’s fidu ciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund’s shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its

45 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided by Fidelity. The Board consid ered staffing within the investment adviser, FMR, and the sub advisers (together, the Investment Advisers), including the background of the fund’s portfolio manager and the fund’s investment objective and discipline. The independent Trustees also had discus sions with senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Fidelity Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers’ invest ment staff, their use of technology, and the Investment Advisers’ approach to recruiting, training, and retaining portfolio managers and other research, advisory, and manage ment personnel. The Board considered Fidelity’s extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity’s analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity’s portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund’s portfolio, as well as an electronic communication system that provides immediate real time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the Investment Advisers’ supervision of third party service providers, principally custodians and subcustodians. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of “soft” commission dollars to pay for research services. The Board also considered that Fidelity voluntarily decided in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources. The Board also considered the resources devoted to, and the record of compliance with, the fund’s compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24 hour access to

Annual Report

46

account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund’s prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2004, Fidelity has taken a number of actions that benefited particular funds, including (i) voluntarily deciding in 2004 to stop using “soft” commission dollars to pay for market data and, instead, to pay for that data out of its own resources, (ii) contractually agreeing to impose management fee reductions and expense limitations on its five Spartan stock index funds and its stock index fund available through variable insurance products, (iii) contractually agreeing to eliminate the management fees on the Fidelity Freedom Funds and the Fidelity Advisor Freedom Funds, (iv) contractually agreeing to reduce the management fees on most of its investment grade taxable bond funds, and (v) contractually agreeing to impose expense limitations on its retail and Spartan investment grade taxable bond funds.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund’s absolute investment performance, as well as the fund’s relative investment performance measured against (i) a broad based securities market index, and (ii) a peer group of mutual funds over multiple periods. The following charts considered by the Board show, over the one , three , and five year periods ended December 31, 2004, the fund’s returns, the returns of a broad based securities market index (“benchmark”), and a range of returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the fund.

47 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board reviewed the fund’s relative investment performance against its Lipper peer group and stated that the performance of the fund was in the first quartile for the one , three , and five year periods. The Board noted that FMR does not consider that Lipper peer group to be a meaningful comparison for the fund, however, because the peer group includes funds with different investment mandates (some broader, some narrower) than the fund. For example, the peer group includes funds that are not limited to a particular investment style, funds that focus on growth oriented stocks, and funds that (like the fund) focus their investments on value oriented securities. The Board also stated that the relative investment performance of the fund was lower than its benchmark over time.

The Board also considered that the fund’s management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund’s invest ment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incen tive to seek to achieve superior performance for the fund’s shareholders and helps to more closely align the interests of FMR and the fund’s shareholders.

The Board has had thorough discussions with FMR throughout the year about the Board’s and FMR’s concerns about equity research, equity fund performance, and compliance with internal policies governing gifts and entertainment. FMR has taken steps that it believes will refocus and strengthen equity research and equity portfolio management and compliance. The Board noted with favor FMR’s recent reorganization of its senior management team and FMR’s plans to dedicate additional resources to investment research, and participated in the process that led to those changes.

Annual Report

48

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund’s shareholders, particularly in light of the Board’s view that the fund’s shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund’s management fee and total expenses compared to “mapped groups” of competitive funds and classes. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable management fee charac teristics. Combining Lipper investment objective categories aids the Board’s manage ment fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12 month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group” and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund’s standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund’s. For example, a TMG % of 15% means that 85% of the funds in the Total Mapped Group had higher management fees than the fund. The “Asset Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to non Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile (“quadrant”) in which the fund’s management fee ranked and the impact of the fund’s performance adjustment, is also included in the chart and considered by the Board.

49 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

The Board noted that the fund’s management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2004. The Board also noted the effect of the fund’s positive performance adjustment on the fund’s management fee ranking.

Based on its review, the Board concluded that the fund’s management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund’s total expenses, the Board considered the fund’s management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund’s positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund’s total expenses ranked below its competitive median for 2004.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

50

Based on its review, the Board concluded that the fund’s total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, market ing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity’s profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the results of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity’s profitabil ity methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity’s non fund businesses and any fall out benefits related to the mutual fund business as well as cases where Fidelity’s affiliates may benefit from or be related to the fund’s business. In addition, a special committee of the Board reviewed services provided to Fidelity by its affiliates and determined that the fees that Fidelity paid for such services were reasonable.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or

51 Annual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund’s management contract incorporates a “group fee” structure, which provides for lower fee rates as total fund assets under FMR’s manage ment increase, and for higher fee rates as total fund assets under FMR’s management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity’s costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR’s management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information regarding (i) equity fund transfer agency fees; (ii) Fidelity’s fund profitability methodology and the impact of various changes in the methodology over time; (iii) benefits to shareholders from economies of scale; (iv) composition and characteristics of various fund and industry data used in comparisons; and (v) com pensation of portfolio managers and research analysts.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the existing advisory fee structures are fair and reasonable, and that the fund’s existing Advisory Contracts should be renewed.

Annual Report

52

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

53 Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
8885 Ladue Road
Ladue, MO

Annual Report 54

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

55 Annual Report

55

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Management & Research
(Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Mellon Bank, N.A.
Pittsburgh, PA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

VAL-UANN-1205 1.784783.102

Item 2. Code of Ethics

As of the end of the period, October 31, 2005, Fidelity Capital Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Capital Appreciation Fund, Fidelity Disciplined Equity Fund, Fidelity Focused Stock Fund and Fidelity Value Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Capital Appreciation Fund	$75,000	$68,000
Fidelity Disciplined Equity Fund	$65,000	$54,000
Fidelity Focused Stock Fund	$35,000	$32,000
Fidelity Value Fund	$86,000	$65,000
All funds in the Fidelity Group of Funds audited by PwC	$11,900,000	$10,600,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Small Cap Independence Fund and Fidelity Stock Selector (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity Small Cap Independence Fund	$34,000	$33,000
Fidelity Stock Selector	$39,000	$35,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$5,400,000	$4,300,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A
Fidelity Capital Appreciation Fund	$0	$0
Fidelity Disciplined Equity Fund	$0	$0
Fidelity Focused Stock Fund	$0	$0
Fidelity Value Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004 A
Fidelity Small Cap Independence Fund	$0	$0
Fidelity Stock Selector	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Audit-Related Fees that were billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005 A	2004A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Capital Appreciation Fund	$3,400	$3,200
Fidelity Disciplined Equity Fund	$2,500	$2,400
Fidelity Focused Stock Fund	$2,500	$2,400
Fidelity Value Fund	$3,400	$3,200
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A
Fidelity Small Cap Independence Fund	$3,900	$3,800
Fidelity Stock Selector	$3,800	$3,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Tax Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$0	$0
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Capital Appreciation Fund	$7,100	$5,600
Fidelity Disciplined Equity Fund	$5,900	$4,800
Fidelity Focused Stock Fund	$1,400	$1,300
Fidelity Value Fund	$11,100	$7,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A
Fidelity Small Cap Independence Fund	$0	$0
Fidelity Stock Selector	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate Other Fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A
PwC	$420,000	$300,000
Deloitte Entities	$210,000	$720,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2005 and October 31, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate fees billed by PwC of $4,050,000A and $2,250,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$450,000	$300,000
Non-Covered Services	$3,600,000	$1,950,000
A	Aggregate amounts may reflect rounding.

For the fiscal years ended October 31, 2005 and October 31, 2004, the aggregate fees billed by Deloitte Entities of $650,000A and $1,600,000A for non-audit services rendered on behalf of the fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A
Covered Services	$250,000	$700,000
Non-Covered Services	$400,000	$900,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audit of the funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding their independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 21, 2005
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	December 21, 2005